Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	SPHERIX INC
Entity Central Index Key	0000012239
Document Type	8-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations
Revenue	$ 16,710		$ 16,710			$ 14,723
Operating expenses
Research and development expense	(107,817)	(371,327)	(617,469)	(1,131,329)	(1,645,939)	(4,846,111)
Selling, general and administrative expense	(542,538)	(417,260)	(1,748,085)	(1,680,512)	(2,321,073)	(3,181,254)
Total operating expenses	(650,355)	(788,587)	(2,365,554)	(2,811,841)	(3,967,012)	(8,027,365)
Loss from operations	(633,645)	(788,587)	(2,348,844)	(2,811,841)	(3,967,012)	(8,012,642)
Interest income	830	595	2,774	2,680	3,455	6,109
Other income				53,007	51,261	135,914
Gain on settlement of obligations				845,000	845,000
Loss from continuing operations before taxes	(632,815)	(787,992)	(2,346,070)	(1,911,154)	(3,067,296)	(7,870,619)
Income tax expense				(14,485)	(14,485)	133,194
Loss from continuing operations	(632,815)	(787,992)	(2,346,070)	(1,925,639)	(3,081,781)	(7,737,425)
Discontinued operations
Loss from discontinued operations before taxes	(133,148)	(125,326)	(323,423)	(236,754)	(379,859)	1,182
Income tax expense	0		0		0	0
Loss from discontinued operations	(133,148)	(125,326)	(323,423)	(236,754)	(379,859)	1,182
Net loss	$ (765,963)	$ (913,318)	$ (2,669,493)	$ (2,162,393)	$ (3,461,640)	$ (7,736,243)
Net loss per share, basic and diluted
Continuing operations (in dollars per share)	$ (3.05)	$ (6.15)	$ (11.7)	$ (15.26)	$ (23.47)	$ (85.68)
Discontinued operations (in dollars per share)	$ (0.64)	$ (0.98)	$ (1.61)	$ (1.88)	$ (2.89)	$ 0.01
Net loss per share (in dollars per share)	$ (3.69)	$ (7.13)	$ (13.31)	$ (17.13)	$ (26.37)	$ (85.67)
Weighted average shares outstanding, basic and diluted (in shares)	207,806	128,124	200,547	126,227	131,285	90,307

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,650,037	$ 4,911,350
Trade accounts receivable, net of allowance of $0 and $8,174	0	0
Other receivables	34,348	293
Prepaid research expenses		209,780
Prepaid expenses and other assets	24,166	120,427
Assets of segment held for sale	156,438	286,065
Total current assets	3,864,989	5,527,915
Property and equipment, net of accumulated depreciation of $316,438 and $265,502	42,145	91,482
Patents, net of accumulated amortization of $0 and $2,146	0
Deposit	25,625	35,625
Total assets	3,932,759	5,655,022
Current liabilities
Accounts payable and accrued expenses	213,424	269,996
Accrued salaries and benefits	454,393	549,815
Liabilities of segment held for sale	80,876	72,871
Total current liabilities	748,693	892,682
Deferred rent	44,876	47,675
Total liabilities	793,569	940,357
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized; 5,250 series B issued and 1 outstanding at September 30, 2012 and December 31, 2011
Common stock, $0.0001 par value, 50,000,000 shares authorized; 208,207 and 155,150 issued, 207,806 and 154,749 outstanding at September 30, 2012 and December 31, 2011, respectively	21	16
Paid-in capital in excess of par value	43,420,333	42,326,320
Treasury stock	(464,786)	(464,786)
Accumulated deficit	(39,816,378)	(37,146,885)
Total stockholders' equity	3,139,190	4,714,665
Total liabilities and stockholders' equity	$ 3,932,759	$ 5,655,022

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 08, 2012	Sep. 30, 2012	Sep. 21, 2012	Dec. 31, 2011	May 06, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Trade accounts receivable, allowance (in dollars)		$ 0		$ 8,174		$ 0	$ 0
Property and equipment, accumulated depreciation (in dollars)		316,438		265,502		197,971
Patents, accumulated amortization (in dollars)		$ 0		$ 2,146		$ 50,725
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized		5,000,000		5,000,000		5,000,000
Preferred stock, series B shares issued		5,250		5,250		5,250
Preferred stock, series B shares outstanding		1		1		1
Common stock, par value (in dollars per share)	$ 0.01	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized		50,000,000		50,000,000		50,000,000
Common stock, shares issued		208,207		155,150		107,182
Common stock, shares outstanding		207,806	207,806	154,749	2,562,488	106,781

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net loss	$ (2,669,493)	$ (2,162,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on settlement of obligations		(845,000)
Depreciation and amortization	50,936	52,865
Provision for doubtful accounts	(8,174)	8,174
Stock-based compensation	40,350
Changes in assets and liabilities:
Receivables	(25,881)	262,424
Prepaid expenses and other assets	316,041	404,509
Accounts payable and accrued expenses	(151,994)	(492,832)
Deferred rent	(2,799)	(24,669)
Deferred compensation		(305,000)
Deferred revenue	0
Net cash used in activities of continuing operations	(2,451,014)	(3,101,922)
Net cash provided by activities of discontinued operations	137,632	8,280
Net cash used in operating activities	(2,313,382)	(3,093,642)
Cash flow from investing activities
Purchase of property and equipment	(1,599)	(4,852)
Net cash (used in) provided by continuing activities	(1,599)	(4,852)
Net cash (used in) provided by investing activities	(1,599)	(4,852)
Cash flow from financing activities
Proceeds from issuance of common stock, net	1,055,353	2,545,349
Reverse stock split fractional shares payment	(1,685)
Net cash provided by continuing activities	1,053,668	2,545,349
Net cash provided by financing activities	1,053,668	2,545,349
Net decrease in cash and cash equivalents	(1,261,313)	(553,145)
Cash and cash equivalents, beginning of period	4,911,350	5,575,310
Cash and cash equivalents, end of period	$ 3,650,037	$ 5,022,165

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation
Basis of Presentation

1.                          Basis of Presentation

The accompanying condensed consolidated financial statements of the Company are unaudited and do not include all of the information and disclosures generally required for annual financial statements.  In the opinion of management, the statements contain all material adjustments (consisting of normal recurring accruals) necessary to present fairly the Company’s financial position as of September 30, 2012, the results of its operations for the three-month and nine-month periods ended September 30, 2012 and 2011, and its cash flows for the nine-month periods ended September 30, 2012 and 2011.  This report should be read in conjunction with the Company’s Annual Report on Form 10-K, as updated in the Form 8-K/A (filed December 17, 2012), which does contain the complete information and disclosure, for the year ended December 31, 2011.

The Company previously operated via two principal segments, Biospherics and Health Sciences.  Biospherics seeks to develop proprietary products for commercial application.  Health Sciences provided technical and regulatory consulting services to biotechnology and pharmaceutical companies, as well as provided technical support for the Biospherics segment.

During the periods covered by this report, the Company had two wholly-owned subsidiaries, Biospherics Incorporated and Spherix Consulting, Inc., for its two operating segments.  The Company’s Health Sciences contracts are in the name of Spherix Consulting, Inc. and the Company’s patents are in the name of Biospherics Incorporated.  Spherix Incorporated provides management, strategic guidance, business development, marketing and other services to its subsidiaries.  The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale of the subsidiary (see note 15 “Subsequent Events”).

On May 6, 2011, the Company effected a one-for-ten reverse split of its common stock.  The Company implemented the reverse stock split under the authority granted to the Board of Directors by the Company’s stockholders at the annual meeting of stockholders held on November 17, 2009.  The reverse stock split reduced the number of outstanding shares of Common Stock from 25,624,872 shares to 2,562,488 shares at that time.

On September 21, 2012, the Company effected a one-for-twenty reverse split of its common stock.  The Company implemented the reverse stock split under the authority granted to the Board of Directors by the Company’s stockholders at the annual meeting of stockholders held on August 14, 2012.  The reverse stock split reduced the number of outstanding shares of Common Stock from 4,159,777 shares to 207,806 shares.  All per share amounts and outstanding shares, including all Common Stock equivalents, stock options, equity compensation plans, and warrants, have been retroactively adjusted in the Financial Statements and in the Notes to the Financial Statements for all periods presented to reflect the reverse stock split.

Liquidity and Capital Resources	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity
Liquidity

2.                          Liquidity and Capital Resources

We may continue to incur substantial development costs in our Biospherics segment in the next several years, without substantial corresponding revenue, and we will continue to incur ongoing administrative and other expenses, including public company expenses.  We intend to finance our activities through:

·                  the remaining proceeds of our equity offerings; and

·                  additional funds we will seek to raise through the sale of additional securities in the future.

Working capital was $3.1 million at September 30, 2012, and cash on hand as of that date was $3.7 million.  Management believes that this cash on hand, plus the $2.3 million the Company subsequently raised in November 2012 (see below), will be sufficient to sustain operations for the next twelve months.

In February 2012, the Company obtained net proceeds of approximately $1.1 million in a registered direct offering of common stock and warrants.  Both the common stock issued in the offering and the underlying common stock for the warrants issued in the offering were previously registered under a Form S-3 shelf registration statement declared effective by the SEC in October 2009.

In November 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years, but will not be effective until approved by the shareholders of the Company.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder. The Company and the Investors have executed a Registration Rights Agreement pursuant to which the Company has agreed to register the common stock sold in the offering and the common stock issuable upon exercise of the warrants.  Failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties. The Investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

Due to the nature of our business, we will need to raise additional funds from time to time.  NASDAQ rules require stockholder approval for certain stock issuances constituting twenty percent (20%) or more of a company’s issued and outstanding stock.

The Company’s Form S-3 shelf registration statement expired on October 1, 2012.

The Company cannot be assured that it will be able to attract a purchaser of securities to raise the additional funds it will likely require in the future; that the Company will be able to obtain any required stockholder approval; or that the Company will be able to have additional offerings.  If we reach a point where we are unable to raise needed additional funds to continue our business activities, we will be forced to cease our development activities and dissolve the Company.  In such an event, we will need to satisfy various severance, lease termination and other dissolution-related obligations.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following a 1 for 20 reverse stock split, on October 8, 2012 NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.  This is the second time the Company employed a reverse stock split to avoid NASDAQ delisting.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4) (the “Rule”).  Following the closing of the above private placement, the Company’s number of publicly held shares of common stock outstanding increased to 690,741.  The Company believes that the placement of 483,657 additional shares in this transaction will satisfy the required listing requirement.

2.                                      Liquidity

We expect to continue to incur substantial development costs in our Biospherics segment in the next several years, without substantial corresponding revenue, and we will continue to incur ongoing administrative and other expenses, including public company expenses.  We intend to finance our activities through:

·                  the remaining proceeds of our equity offerings; and

·                  additional funds we will seek to raise through the sale of additional stock in the future.

Working capital was $4.6 million at December 31, 2011, including $4.9 million cash on hand.  Management believes that this cash on hand, combined with the $1.1 million of net proceeds of the February 2012 offering (described in Note 13), provide us with sufficient cash to sustain operations for 2012.  We expect that we will need to expend approximately $5 million over the next twelve (12) months to support our currently planned development operations.  This estimate assumes (i) no further significant expenditures for developing D-tagatose as a drug for diabetes, (ii) continuing development of D-tagatose as a treatment for high triglycerides and other dyslipidemias, (iii) ongoing operation of the Health Sciences segment at the current level of activity and (iv) that we raise additional funds to continue our development efforts beyond this 12-month period.

Due to the nature of our business, we will need to raise additional funds on a consistent basis to continue operations and to fully pursue the triglycerides and other dyslipidemias opportunity.  Fundraising will likely require the issuance of additional equity securities and a purchaser of such securities will likely insist that such securities be registered securities.  NASDAQ rules require stockholder approval for certain stock issuances constituting twenty percent (20%) or more of a company’s issued and outstanding stock.

The Company cannot be assured that it will be able to attract a purchaser of securities to raise the additional funds it will likely require; that the Company will be able to obtain any required stockholder approval; or that the Company will be able to have additional registered direct primary offerings.  If we reach a point where we are unable to raise needed additional funds to continue our business activities, we will be forced to cease our development activities and dissolve the Company.  In such an event, we will need to satisfy various severance, lease termination and other dissolution-related obligations.

Common Stock and Paid-in Capital in Excess of Par	9 Months Ended
Sep. 30, 2012
Stockholders' Equity
Common Stock and Paid-in Capital in Excess of Par

3.                          Common Stock and Paid-in Capital in Excess of Par

During the nine months ended September 30, 2012, the Company issued shares of common stock as follows:

	Preferred Stock		Common Stock		Paid-in Capital in
	Shares	Amount	Shares	Amount	Excess of Par

Balance, January 1, 2012	1	$—	155,150	$16	$42,326,320

Sale of common stock, net of offering costs of $94,648 (1)	—	—	53,241	5	1,055,348
Stock-based compensation	—	—	—	—	40,350
Reverse split fractional share payment	—	—	(184)	—	(1,685)

Balance, September 30, 2012	1	$—	208,207	$21	$43,420,333

(1) The stock issuance is further discussed in Note 2, “Liquidity and Capital Resources”

Concentrations of Credit Risk	9 Months Ended
Sep. 30, 2012
Concentrations of Credit Risk
Concentrations of Credit Risk

4.                          Concentrations of Credit Risk

The Company maintains cash balances at several banks.  Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.  At September 30, 2012, the Company’s cash and cash equivalents in excess of the FDIC limits were $3.5 million.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks.

Use of Estimates and Assumptions	9 Months Ended
Sep. 30, 2012
Use of Estimates and Assumptions
Use of Estimates and Assumptions

5.                          Use of Estimates and Assumptions

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  This requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  Accordingly, actual results could differ from those estimates and assumptions.

New Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
New Accounting Pronouncements
New Accounting Pronouncements

6.                          New Accounting Pronouncements

In June 2011, the FASB issued a new accounting standard on the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new standard also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented.  In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income, while still requiring entities to adopt the other requirements.  We adopted the new standard on January 1, 2012.  The adoption of this standard had no impact on our consolidated financial statements.  We are required to adopt the requirements for reclassification of items out of accumulated other comprehensive income as of the beginning of 2013. We do not expect this adoption to have a material impact on our financial statements.

Fair Value Measurement	9 Months Ended
Sep. 30, 2012
Fair Value Measurement
Fair Value Measurement

7.                          Fair Value Measurement

The Company has elected not to apply the fair value option to measure any of the financial assets and liabilities on its balance sheet not already valued at fair value under other accounting pronouncements. These other financial assets and liabilities are primarily accounts receivable and accounts payable, which are reported at historical value. The fair value of these financial assets and liabilities approximate their fair value because of their short duration.

Discontinued Operations	9 Months Ended
Sep. 30, 2012
Discontinued Operations
Discontinued Operations

8.                          Discontinued Operations

The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale (see note 15 “Subsequent Events”).  The Spherix Consulting segment generated nearly all of the Company’s revenue and provided technical support for the Company’s Biospherics segment.  The sale will help to reduce our overhead and allow the Company’s remaining staff to better focus their energies on the Biospherics drug development activities and to concentrate on the identification of additional business opportunities.

	Three Months Ended Sept. 30,		Nine Months Ended Sept. 30,
	2012	2011	2012	2011
Revenue	$177,591	$198,464	$593,256	$690,817

Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)
Income from discontinued operations before taxes	$(133,148)	$(125,326)	$(323,423)	$(236,754)

Net Loss Per Share	9 Months Ended
Sep. 30, 2012
Net Loss Per Share
Net Loss Per Share

9.                          Net Loss Per Share

Loss per share is presented for Continuing Operations, Discontinued Operations, and Net Loss Per Share.  Basic net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding during the year.  Diluted net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding without an assumed increase in common shares outstanding for common stock equivalents, as common stock equivalents are antidilutive for each of the three- and nine-month periods ended September 30, 2012 and 2011.  Options for 2,336 and 3,462 shares of common stock were excluded from diluted net loss per common share because they would be antidilutive for the three- and nine-month periods ended September 30, 2012.  For the three- and nine-month periods ended September 30, 2011, none of the Company’s outstanding options and none of the warrants were included in the calculation of diluted earnings per share as the exercise prices were all above the average market price of the Company’s common stock for the period.

Accounting for Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Accounting for Stock-Based Compensation
Accounting for Stock-Based Compensation

10.                   Accounting for Stock-Based Compensation

The Company recognized approximately $21,000 and $40,000 in stock-based compensation expense during the three- and nine-month periods ended September 30, 2012, respectively and had $33,000 of unrecognized compensation as of that date, which will be recognized over the remaining 3.1 years.  For the three- and nine-month periods ended September 30, 2011, the Company had no stock-based compensation expense.

A summary of option activity under the Company’s employee stock option plan for the nine months ended September 30, 2012, is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,426	$53.60
Granted	3,461	$11.56
Exercised	—	$—
Expired or forfeited	—	$—
Outstanding at end of period	5,887	$28.88	4.5	$4,578
Options exercisable at end of period	4,637	$25.88	4.6	$4,578
Weighted-average fair value of options granted during the year	$9.34

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

11.                   Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is established based upon periodic assessments made by management to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the current tax provision for the period and the change during the period in deferred tax assets and liabilities.  The Company recognizes a tax expense associated with an uncertain tax position when, in management’s judgment, it is not more likely than not that the position will be sustained upon examination by a taxing authority.  As of and for the three- and nine-month periods ended September 30, 2012 and 2011, no tax expense was recognized for uncertain tax positions.

The Company’s estimated annual effective tax rate is zero for the first nine months of 2012 and 2011.  The Company’s effective income tax rate for the nine months ended September 30,2011 was approximately -1.2% as a result of realizing a discrete item, which resulted in income tax expenses of $15,000 in the first quarter of 2011.  The effective income tax rate for the nine months ended September 30, 2012 is zero.  As of September 30, 2012, the Company continues to provide a valuation allowance against its net deferred tax assets since the Company believes it is more likely than not that its deferred tax assets will not be realized.  At the quarter ended September 30, 2012 and 2011, the Company had no unrecognized income tax benefits and recognized no interest or penalties on income tax liabilities.

Utilization of the net operating loss carryforwards and credit may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions.  The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the Internal Revenue Code occurred.  The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change and could result in a reduction in the total net operating losses and research credits available.

9.                                      Income Taxes

Income tax from operations for 2011 and 2010 was as follows:

	2011	2010
U.S. Federal income tax (expense) benefit	$(13,000)	$118,000
State and local income tax (expense) benefit	$(1,000)	$15,000
Total income tax (expense) benefit	$(14,000)	$133,000

	2011	2010
Current income tax (expense) benefit	$(14,000)	$38,000
Deferred income tax (expense) benefit	$—	$95,000
Total income tax (expense) benefit	$(14,000)	$133,000

The tax effects of significant temporary differences representing deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets
Deferred rent	$19,000	$32,000
Accrued vacation	39,000	33,000
Tax credit/grants	82,000	23,000
Deferred compensation	—	274,000
Net operating loss carryforward	15,922,000	13,912,000
Accrued bonus	154,000	165,000
Stock based compensation	25,000	41,000
Inventory adjustments	—	426,000
Accrued expenses	38,000	38,000
Other	5,000	27,000
Total deferred tax asset	16,284,000	14,971,000

Deferred tax liabilities
Property and equipment	(4,000)	(23,000)
Change in accounting method - accrued bonus	(20,000)	(41,000)
	(24,000)	(64,000)

Valuation allowance	(16,260,000)	(14,907,000)

Net deferred tax asset	$—	$—

At December 31, 2011 and 2010, the Company had gross operating loss carryforwards for U.S. federal income tax purposes of approximately $39.0 million and $33.9 million, respectively, which will begin to expire in 2019.  At December 31, 2011 and 2010, the Company had gross operating loss carryforwards for state income tax purposes of approximately $49.9 million and $44.6 million, respectively, which will begin to expire in 2018.  Based on the Company’s historical losses and its accumulated deficit, the Company has provided a full valuation allowance against the net deferred tax asset.

Utilization of the net operating loss carryforwards and credit could be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions.  The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the Internal Revenue Code occurred.  The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change and could result in a reduction in the total net operating losses and research credits available.

Reconciliation between actual tax benefits and taxes computed at the statutory Federal rate of 34 percent for 2011 and 2010 are as follows:

	2011	2010
U.S. Federal income tax benefit at the statutory rate of 34%	$1,172,000	$2,675,000
Effect of permanent differences	(10,000)	(7,000)
Effect of permanent differences - Government Grant	4,000	51,000
State income taxes benefit, net of federal tax benefit	251,000	424,000
Other	(79,000)	—
Change in valuation allowance	(1,352,000)	(3,010,000)
Income tax (expense) benefit	$(14,000)	$133,000

During 2010, the Company’s subsidiary, Biospherics Incorporated, received notice from the IRS that it had been awarded two grants under IRC Section 48D of the Internal Revenue Code’s “Qualifying Therapeutic Discovery Project.”  The amount received pursuant to the QTDP Grant was $0.3 million of which $0.1 million related to the income tax benefit associated with the realization or “monetization” of prior-period tax attributes for which the Company had previously established a valuation allowance.

Tax Uncertainties

The Company recognizes a tax benefit associated with an uncertain tax position when, in management’s judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority.  For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that it judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority.  The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation.  The effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company has not recognized any such adjustments.  At December 31, 2011 and 2010, the Company had no material unrecognized income tax benefits and recognized no interest or penalties on income tax liabilities.

The Company is subject to U.S. federal income tax and state and local income tax in multiple jurisdictions.  The statute of limitations for the consolidated U.S. federal income tax return is closed for all tax years up to and including 2007, except for pre-2007 tax returns that generated net operating loss carry forwards that could be adjusted on audit.  Currently, no federal or state and local income tax returns are under examination by the respective taxing authorities.

Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitment and Contingencies
Commitment and Contingencies

12.                   Commitment and Contingencies

Leases

In March 2012, the Company entered into an amendment to its office building lease, which extends the term of the lease five years.  The lease, as amended, will expire on March 31, 2018.  Commencing on April 1, 2012, the base annual rent shall be $152,500, with an increase of 3% annually.

Related Party Transactions

Stock option awards are provided to members of the Board of Directors as a regular component of annual compensation.  The number of stock options awards to each non-employee Board member is calculated by dividing $10,000 by the closing stock price of the grant date.  Stock options are awarded to each non-employee Board member in May of each year; provided, however, that in 2012 the Company did not have sufficient shares available under the 1997 Stock Option Plan (the “Plan”) to fully compensate the Board members.  Accordingly, the Company issued stock options to each non-employee director with a value of $4,278 instead of the $10,000 in stock options as required under its directors’ compensation plan, in May 2012, and the remaining $5,722 of options in August 2012 following Stockholders approval of the amendment to the Plan.

10.                               Commitments and Contingencies

Purchase Commitments

During 2009, the Company entered into a purchase commitment with a supplier of the Company’s D-tagatose product.  The agreement committed the Company to purchase 25 metric tons of D-Tagatose.  The Company utilized the D-tagatose as a part of the Phase 2 and Phase 3 trials.  This phase was necessary for the Company to be able to commercialize the product and as the products were not going to be available for sale, the Company wrote off the entire product value into Research and Development Costs.  The amounts written off in 2009 from the agreement were $1.1 million.  Of this amount $500,000 was paid in 2009 and the remaining balance of $600,000 was included in the Company’s accounts payable and accrued expenses at December 31, 2010.  On March 16, 2011, both parties signed an agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose for amounts previously paid for and both parties agreed to release each other from any other obligations under the previous agreement.  As a result, Spherix recognized a gain of $600,000 in 2011 on the release from its purchase obligation.

Leases

The Company has commitments under an operating lease through 2013 relating to its administrative office in Bethesda, Maryland.

Future minimum rental payments required as of December 31, 2011, under the non-cancelable lease are as follows:

Year Ending December 31,	Operating Lease

2012	159,000
2013	40,000
$199,000

The Company’s building lease contains step rent provisions, capital improvement funding, or other tenant allowances.  Minimum rental payments including allowances on this lease are recognized on a straight-line basis over the term of the lease.  In 2008, lease incentives under the Bethesda facility lease provided for $150,000 of leasehold improvements.  The Company incurred net operating lease rental expenses of approximately $129,000 and $140,000 for the years 2011 and 2010, respectively.

Related Party Transactions

Employment, Deferred Compensation, and Consulting Agreements for Principal Stockholders

Under employment agreements with Dr. Gilbert V. Levin and Mrs. M. Karen Levin, the Company’s founders, the Company agreed to provide Dr. and Mrs. Levin each with lifetime payments of $12,500 each quarter and to fund long-term lifetime healthcare and health insurance policies following their retirements from the Company on August 14, 2008 and January 4, 2006, respectively.  At December 31, 2010, the Company’s liability for both Dr. and Mrs. Levin was estimated to be $450,000 for the lifetime payments and $245,000 for funding the long-term lifetime healthcare and health insurance policies based on actuarially determined amounts.  The non-current portion of these amounts was reported on the accompanying balance sheet as deferred compensation at December 31, 2010.  During 2011 and 2010, the Company paid Dr. and Mrs. Levin a combined total of $24,000 and $141,000 in post-retirement benefits under the above agreements.

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  The Company’s estimated liability to the Levins at December 31, 2010, and prior to the above agreement, was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized a gain of $245,000 in 2011.  Per the terms of the agreement, Gilbert V. Levin resigned as a member of the Board of Directors of the Company on January 13, 2011.

Information by Business Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Information by Business Segment
Information by Business Segment
13. Information by Business Segment As a result of the sale of the Spherix Consulting subsidiary, the Company now has only one operating segment, Biospherics.

12. Information by Business Segment As a result of the sale of the Spherix Consulting subsidiary, the Company now has only one operating segment, Biospherics.

Gain on Settlement of Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Gain on Settlement of Obligations
Gain on Settlement of Obligations

14.                   Gain on Settlement of Obligations

Purchase Commitments

On January 14, 2011, Biospherics Incorporated, filed a Complaint For Injunction Relief And Damages in The United States District Court For The District Of Maryland against Inalco S.p.A. (the “Complaint”).  The Complaint alleged that one of the Company’s D-Tagatose suppliers, Inalco, had breached the 2009 Manufacturing Support and Supply Agreement as Inalco (i) refused to supply D-tagatose previously paid for by Biospherics, (ii) refused to provide a promised bank guarantee, and (iii) shut-down its D-tagatose production facilities.  On March 16, 2011, both parties signed a settlement agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose, which has been received by Spherix, and both parties have released each other from any other obligations under the previous agreement.  As a result, the Company recognized a gain on settlement of obligations of $600,000 in March 2011 on the release from its purchase obligation.

Related Party Transactions

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  The Company’s estimated liability to the Levins prior to the above agreement was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized the $245,000 difference as a gain on settlement of obligations in January 2011.

8.                        Gain on Settlement of Obligations

On January 14, 2011, Biospherics Incorporated, a wholly-owned subsidiary of the Company, filed a Complaint For Injunction Relief And Damages in The United States District Court For The District Of Maryland against Inalco S.p.A. (the “Complaint”).  The Complaint alleged that Inalco had breached the 2009 Manufacturing Support and Supply Agreement as Inalco (i) refused to supply D-tagatose previously paid for by Biospherics, (ii) refused to provide a promised bank guarantee, and (iii) shut-down its D-tagatose production facilities.  On March 16, 2011, both parties signed a settlement agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose, which has been received by Spherix, and both parties have agreed to release each other from any other obligations under the previous agreement.  As a result, the Company recognized a gain of $600,000 in March 2011 on the release from its purchase obligation.

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  Per the terms of the agreement, Gilbert V. Levin resigned as a member of the Board of Directors of the Company on January 13, 2011.  The Company’s estimated liability to the Levins at December 31, 2010, and prior to the above agreement was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized the $245,000 difference as a gain on settlement of obligations in January 2011.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

15.                   Subsequent Events

The Company evaluated all events or transactions after September 30, 2012 through the date the financial statements were issued.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following the reverse stock split, on October 8, 2012, NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4) (the “Rule”).  Following the November 7, 2012 private placement, in late November, 2012 NASDAQ provided confirmation to the Company that it had regained compliance with the minimum number of publicly held shares rule.

On November 7, 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years, but will not be effective until approved by the shareholders of the Company.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder. The Company and the Investors have executed a Registration Rights Agreement pursuant to which the Company has agreed to register the common stock sold in the offering and the common stock issuable upon exercise of the warrants.  Failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties. The Investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

On November 13, 2012, the Company expanded its Board of Directors to eight board members and will be re-examining its business strategies and exploring strategic alternatives.  This effort may result in the divestiture or winding down of certain of our current businesses and the possible entry into a new, yet identified business, including via acquisitions.

In mid-November, 2012, the Board of Directors and the holders of approximately 70% of our common stock approved the following actions:

·                  an increase in our authorized capital stock to 50,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, par value $0.0001 per share;

·                  the adoption of the Spherix Incorporated 2012  Equity Incentive Plan, pursuant to which up to 125,000 shares of common stock may be issued to employees, officers and directors via stock options and grants of restricted stock;  and

·                  approval of the issuance of up to 483,657 shares of our common stock pursuant to the exercise of our Series B Warrants issued in our November 2012 private placement transaction.

We have forwarded an Information Statement on Form 14C to all of our stockholders describing these matters, which matters will be effective as of mid-December, 2012.

On December 3, 2012, Spherix Incorporated (the “Company”) sold all of the issued and outstanding capital stock of its consulting subsidiary, Spherix Consulting, Inc. for nominal consideration of less than $1,000.  As a result of the sale, the Company will recognize a one-time loss on the sale of the subsidiary of approximately $1.3 million in Q4 2012.  Our board of directors is currently evaluating our strategic alternatives.

On November 30, 2012, the following individuals resigned as members of the Board of Directors of the Company: Dr. Claire L. Kruger, Dr. Robert A. Lodder, Aris Melissaratos and Thomas B. Peter.

On November 30, 2012, but effective as of December 3, 2013, Dr. Claire L. Kruger resigned as the Chief Executive Officer/Chief Operating Officer of the Company.  In connection with Dr. Kruger’s departure, the Company paid Dr. Kruger her 2012 bonus of $143,000 and a severance of $286,000 plus COBRA expenses pursuant to the terms of her employment agreement.  For the other departing employees the Company agreed to pay a total of $82,000 in 2012 bonuses and approximately $211,000 in severances.

On November 30, 2012, but effective as of December 3, 2012, the Company appointed (i) Dr. Robert A. Lodder as the Company’s Principal Executive Officer and (ii) Robert L. Clayton as Secretary of the Company.  The Company also agreed with Mr. Clayton that (i) Mr. Clayton will remain as CFO of the Company through March 31, 2013 and (ii) the Company will pay Mr. Clayton a severance of $212,180 pursuant to the terms of his prior employment agreement.  The Company also agreed to pay $93,359 and $74,263 in 2012 bonuses for Dr. Lodder and Mr. Clayton, respectively.

13.                               Subsequent Events

The Company evaluated all events or transactions after December 31, 2011 through the date the financial statements were issued.

On February 2, 2012, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 53,241 shares of its common stock and warrants to purchase up to an additional 10,648 shares of its common stock to such investors for gross proceeds of approximately $1.15 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase 0.2 of a share of common stock.  The purchase price per unit was $21.60.  Subject to certain ownership limitations, the warrants are exercisable at any time commencing six (6) months after the initial issue date and on or prior to August 7, 2017, but not thereafter, at an exercise price of $28.00.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  The net proceeds to the Company from the registered direct offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $1.1 million.  The common stock issued in the February 2012 offering and the common stock that may be issued pursuant to the exercise of the warrants have been registered pursuant to a Form S-3 registration statement (File No. 333-161531), which became effective on October 1, 2009, and are classified as permanent equity.

In connection with the closing of our February 2012 offering, the Company issued to Rodman & Renshaw, LLC, as partial consideration for its services as placement agent, warrants to purchase up to 1,597 shares of our common stock at an exercise price of $27.00 per share.  The estimated fair value of the warrants at the date of grant was $19,000.  The warrants are exercisable at the option of the holder at any time beginning six (6) months after the closing through and including February 6, 2014.  These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

In March 2012, the Company entered into an amendment to its office building lease, which extends the term of the lease five years.  The lease as amended will expire on March 31, 2018.  Commencing on April 1, 2012, the base annual rent shall be $152,500, with an increase of 3% annually.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following the reverse stock split, on October 8, 2012, NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.

On August 14, 2012, the Company held its annual meeting of stockholders.  At the annual meeting: (i) the stockholders re-elected the current members of the Board of Directors; (ii) authorized issuance of securities in one or more non-public offerings in accordance with NASDAQ Marketplace Rule 5635; (iii) approved the amendment of the Amended and Restated 1997 Stock Option Plan; (iv) approved an amendment to the Company’s Certificate of Incorporation, as amended (the “Amendment”), which authorized a reverse stock split of the Company’s issued and outstanding common stock; (v) ratified the appointment of the independent accountants.

On September 21, 2012, the Company filed a Certificate of Amendment to its Certificate of Incorporation to effect a reverse stock split of the Company’s outstanding common stock at an exchange ratio of 1-for-20.  As a result of the reverse stock split, every 20 shares of the Company’s issued and outstanding Common Stock were combined into one share of Common Stock, par value, $0.01 per share.  No fractional shares of Common Stock were issued as a result of the reverse stock split.  Instead, fractional shares that would otherwise result from the reverse stock split were purchased by the Company based on the closing price of the stock on September 21, 2012.  The reverse stock split reduced the December 31, 2011 and 2010 number of outstanding shares of Common Stock from 3,094,961 and 2,135,588 shares to 154,749 and 106,781 shares, respectively.  All per share amounts and outstanding shares, including all Common Stock equivalents, stock options, equity compensation plans, and warrants, have been retroactively adjusted in the Financial Statements and in the Notes to the Financial Statements for all periods presented to reflect the reverse stock split.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4).  Following the November 7, 2012 private placement, in late November, 2012 NASDAQ provided confirmation to the Company that it had regained compliance with the minimum number of publicly held shares rule.

On November 7, 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder.  The investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

On November 13, 2012, the Company expanded its Board of Directors to eight board members and will be re-examining its business strategies and exploring strategic alternatives.  This effort may result in the divestiture or winding down of certain of our current businesses and the possible entry into a new, yet identified business, including via acquisitions.

In mid-November, 2012, the Board of Directors and the holders of approximately 70% of our common stock approved the following actions:

·                  an increase in our authorized capital stock to 50,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, par value $0.0001 per share;

·                  the adoption of the Spherix Incorporated 2012  Equity Incentive Plan, pursuant to which up to 125,000 shares of common stock may be issued to employees, officers and directors via stock options and grants of restricted stock;  and

·                  approval of the issuance of up to 483,657 shares of our common stock pursuant to the exercise of our Series B Warrants issued in our November 2012 private placement transaction.

We have forwarded an Information Statement on Form 14C to all of our stockholders describing these matters, which matters will be effective as of mid-December, 2012.

On December 3, 2012, Spherix Incorporated (the “Company”) sold all of the issued and outstanding capital stock of its consulting subsidiary, Spherix Consulting, Inc. for nominal consideration of less than $1,000.  As a result of the sale, the Company will recognize a one-time loss on the sale of the subsidiary of approximately $1.3 million in Q4 2012.  Our board of directors is currently evaluating our strategic alternatives.

On November 30, 2012, the following individuals resigned as members of the Board of Directors of the Company: Dr. Claire L. Kruger, Dr. Robert A. Lodder, Aris Melissaratos and Thomas B. Peter.

On November 30, 2012, but effective as of December 3, 2013, Dr. Claire L. Kruger resigned as the Chief Executive Officer/Chief Operating Officer of the Company.  In connection with Dr. Kruger’s departure, the Company paid Dr. Kruger her 2012 bonus of $143,000 and a severance of $286,000 plus COBRA expenses pursuant to the terms of her employment agreement.  For the other departing employees the Company agreed to pay a total of $82,000 in 2012 bonuses and approximately $211,000 in severances.

On November 30, 2012, but effective as of December 3, 2012, the Company appointed (i) Dr. Robert A. Lodder as the Company’s Principal Executive Officer and (ii) Robert L. Clayton as Secretary of the Company.  The Company also agreed with Mr. Clayton that (i) Mr. Clayton will remain as CFO of the Company through March 31, 2013 and (ii) the Company will pay Mr. Clayton a severance of $212,180 pursuant to the terms of his prior employment agreement.  The Company also agreed to pay $93,359 and $74,263 in 2012 bonuses for Dr. Lodder and Mr. Clayton, respectively.

Common Stock and Paid-in Capital in Excess of Par (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity
Schedule of common stock issued

	Preferred Stock		Common Stock		Paid-in Capital in
	Shares	Amount	Shares	Amount	Excess of Par

Balance, January 1, 2012	1	$—	155,150	$16	$42,326,320

Sale of common stock, net of offering costs of $94,648 (1)	—	—	53,241	5	1,055,348
Stock-based compensation	—	—	—	—	40,350
Reverse split fractional share payment	—	—	(184)	—	(1,685)

Balance, September 30, 2012	1	$—	208,207	$21	$43,420,333

(1) The stock issuance is further discussed in Note 2, “Liquidity and Capital Resources”

Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
Schedule of discontinued operations

	Three Months Ended Sept. 30,		Nine Months Ended Sept. 30,
	2012	2011	2012	2011
Revenue	$177,591	$198,464	$593,256	$690,817

Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)
Income from discontinued operations before taxes	$(133,148)	$(125,326)	$(323,423)	$(236,754)

	2011	2010
Revenue	$820,925	$1,417,729

Direct cost and operating expense	(388,065)	(517,677)
Selling, general and administrative expense	(812,719)	(898,870)
(Loss) income from discontinued operations before taxes	$(379,859)	$1,182

Accounting for Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting for Stock-Based Compensation
Summary of option activity under the company's employee stock option plan

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,426	$53.60
Granted	3,461	$11.56
Exercised	—	$—
Expired or forfeited	—	$—
Outstanding at end of period	5,887	$28.88	4.5	$4,578
Options exercisable at end of period	4,637	$25.88	4.6	$4,578
Weighted-average fair value of options granted during the year	$9.34

	2011				2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	316	$322.00			203	$514.00
Granted	2,250	$40.00			176	$228.00
Exercised	—	$—			—	$—
Expired or forfeited	(140)	$440.00			(63)	$682.00
Outstanding at end of year	2,426	$53.60	4.8	$—	316	$322.00
Exercisable at end of year	1,176		4.7	$—	316
Weighted-average fair value of options granted during the year	$34.20				$164.00

Price range of options
Outstanding	$40.00-$228.00				$228.00-$440.00
Exercised	$—				$—
Expired or forfeited	$440.00				$682.00

Basis of Presentation (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	May 31, 2011	Sep. 30, 2012 item	Dec. 31, 2011 item	Oct. 08, 2012	Sep. 21, 2012	May 06, 2011	Dec. 31, 2010
Basis of Presentation
Number of operating segment previously operated			2	2
Number of wholly-owned subsidiaries			2	2
Conversion ratio of reverse stock split of common stock	0.05	0.1
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.01			$ 0.0001
Number of common stock shares outstanding before stock split						4,159,777	25,624,872
Number of common stock shares outstanding	207,806		207,806	154,749		207,806	2,562,488	106,781

Liquidity and Capital Resources (Details) (USD $)	0 Months Ended	1 Months Ended				9 Months Ended							0 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Jan. 19, 2011	Sep. 30, 2012	Feb. 29, 2012	Oct. 31, 2011	May 31, 2011	Sep. 30, 2012	Oct. 08, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Oct. 07, 2010	Dec. 31, 2009	Oct. 08, 2012 Subsequent event	Nov. 30, 2012 Subsequent event	Nov. 07, 2012 Subsequent event	Sep. 21, 2012 Subsequent event	Oct. 08, 2012 Minimum	Dec. 31, 2011 Minimum	Oct. 08, 2012 Minimum Subsequent event	Sep. 25, 2012 Minimum Subsequent event	Nov. 30, 2012 Maximum Subsequent event
Liquidity and Capital Resources
Working capital		$ 3,100,000				$ 3,100,000		$ 4,600,000
Cash on hand		3,650,037				3,650,037		4,911,350	5,022,165	5,575,310		9,026,002
Net proceeds from issuance of common stock and warrants			$ 1,100,000											$ 2,300,000
Sale of common stock in private placement (in shares)	21,345			26,628										483,657
Price per share (in dollars per share)														$ 5.324
Warrants to purchase an additional common stock (in shares)															483,657						483,657
Exercise price of warrant or rights (in dollars per share)	$ 160			$ 44.8							$ 300				$ 6.53
Warrants exercisable period														5 years
Investors participation right in future debt or equity offerings of entity (as a percent)														100.00%
Period after closing of private placement for investor's participation right in future debt or equity offerings of entity														2 years
Stock issuance as percentage of the company's issued and outstanding stock						20.00%												20.00%
Conversion ratio of reverse stock split of common stock		0.05			0.1								0.05
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001	$ 0.01	$ 0.0001		$ 0.0001			$ 0.01	$ 0.0001		$ 0.01
Common stock, traded price (in dollars per share)																	$ 1		$ 1
Number of consecutive business days for which entity's share price traded above $1.00 per share																	10 days		10 days
Number of publicly held shares of entity's common stock																				500,000

Common Stock and Paid-in Capital in Excess of Par (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jan. 19, 2011	Oct. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2009 Common Stock	Sep. 30, 2012 Paid-in Capital in Excess of Par	Dec. 31, 2011 Paid-in Capital in Excess of Par	Dec. 31, 2010 Paid-in Capital in Excess of Par
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of the period (in shares)						1	1	155,150
Balance at the beginning of the period			$ 4,714,665	$ 4,440,219	$ 7,271,876			$ 16	$ 11	$ 9	$ 42,326,320	$ 38,590,239	$ 33,685,656
Sale of common stock (in shares)	21,345	26,628						53,241	47,969
Sale of common stock				3,700,552				5	5		1,055,348	3,700,547
Stock-based compensation				35,534	37,085						40,350	35,534	37,085
Reverse split fractional share payment (in shares)								(184)
Reverse split fractional share payment											(1,685)
Balance at the end of the period (in shares)						1	1	208,207	155,150
Balance at the end of the period			3,139,190	4,714,665	4,440,219			21	16	9	43,420,333	42,326,320	38,590,239
Sale of common stock, offering costs			$ 94,648	$ 333,800

Concentrations of Credit Risk (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Maximum	Sep. 30, 2012 Cash and cash equivalents Credit concentration	Sep. 30, 2012 Cash and cash equivalents Credit concentration Maximum
Concentrations of Credit Risk
Deposits insured by the Federal Deposit Corporation		$ 250,000		$ 250,000
Uninsured bank deposit balance	$ 4,700,000		$ 3,500,000

Discontinued Operations (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Discontinued operations
Income from discontinued operations before taxes	$ (133,148)	$ (125,326)	$ (323,423)	$ (236,754)	$ (379,859)	$ 1,182
Spherix Consulting Inc.
Discontinued operations
Revenue	177,591	198,464	593,256	690,817	820,925	1,417,729
Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)	(388,065)	(517,677)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)	(812,719)	(898,870)
Income from discontinued operations before taxes	$ (133,148)	$ (125,326)	$ (323,423)	$ (236,754)	$ (379,859)	$ 1,182

Net Loss Per Share (Details) (Options)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Options
Net loss per share
Antidilutive number of common stock not included in computation of earnings per share	2,336	3,462	293

Accounting for Stock-Based Compensation (Details) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Nov. 30, 2011 Stock options	Apr. 30, 2010 Stock options	Feb. 28, 2006 Stock options	Sep. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options
Accounting for Stock-Based Compensation
Stock-based compensation expense (in dollars)	$ 21,000	$ 40,000					$ 36,000	$ 30,000
Unrecognized compensation (in dollars)	33,000	33,000
Period for realization of unrecognized compensation		3 years 1 month 6 days					3 years 10 months 24 days
Options, Shares
Outstanding at beginning of year (in shares)						2,426	316	203
Granted (in shares)			2,250	1,333	2,950	3,461	2,250	176
Outstanding at end of period (in shares)						5,887	2,426	316
Exercisable at end of period (in shares)						4,637	1,176	316
Options, Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)						$ 53.6	$ 322	$ 514
Granted (in dollars per share)						$ 11.56	$ 40	$ 228
Outstanding at end of period (in dollars per share)						$ 28.88	$ 53.6	$ 322
Exercisable at end of period (in dollars per share)						$ 25.88
Weighted-average fair value of options granted during the year (in dollars per share)						$ 9.34	$ 34.2	$ 164
Options, Weighted-Average Remaining Contractual Term
Outstanding at end of period						4 years 6 months	4 years 9 months 18 days
Exercisable at end of period						4 years 7 months 6 days	4 years 8 months 12 days
Options, Aggregate Intrinsic Value
Outstanding at end of period (in dollars)						4,578	0
Exercisable at end of period (in dollars)						$ 4,578	$ 0

Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Taxes
Effective income tax rate (as a percent)		0.00%	0.00%
Income tax expenses realized due to discrete item	$ 15,000
Income tax rate change due to discrete item (as a percent)			(1.20%)

Commitment and Contingencies (Details) (USD $)	1 Months Ended		9 Months Ended
	May 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Aug. 31, 2012
Commitment and Contingencies
Term of Lease		5 years
Base annual rent			$ 152,500
Percentage of annual increase in base annual rent			3.00%
Basis for determining number of stock options awards to each non-employee Board member	10,000
Value of stock options issued to each non-employee director	4,278
Value of stock options that may be issued to each non-employee director if stockholders approve the amendment to increase the number of shares issuable under the Plan				$ 5,722

Information by Business Segment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 item
Information by Business Segment
Number of operating segments	1	1

Gain on Settlement of Obligations (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009 Purchase Commitments tonne	Mar. 16, 2011 Purchase Commitments Inalco tonne Mg	Mar. 31, 2011 Purchase Commitments Inalco	Dec. 31, 2011 Purchase Commitments Inalco
Purchase Commitments
Number of units of D-tagatose agreed to be purchased by the entity (in metric tons)			25	8.5
Gain on settlement of obligations	$ 845,000	$ 845,000		$ 600,000	$ 600,000	$ 600,000

Gain on Settlement of Obligations (Details 2) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Jan. 31, 2011 Levins	Dec. 31, 2010 Levins
Related Party Transactions
Estimated liability prior to the agreement			$ 695,000	$ 695,000
Lump sum payment made			450,000
Gain on settlement of obligations	$ 845,000	$ 845,000	$ 245,000

Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended							0 Months Ended	1 Months Ended	3 Months Ended				1 Months Ended					0 Months Ended		0 Months Ended
	Jan. 19, 2011	Feb. 29, 2012	Oct. 31, 2011	Oct. 08, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 07, 2010	Oct. 08, 2012 Minimum	Nov. 30, 2012 Subsequent event item	Dec. 31, 2012 Subsequent event	Nov. 07, 2012 Subsequent event	Oct. 08, 2012 Subsequent event	Sep. 21, 2012 Subsequent event	Nov. 30, 2012 Subsequent event Dr. Claire L. Kruger	Nov. 30, 2012 Subsequent event Mr. Clayton	Nov. 30, 2012 Subsequent event Other departing employees	Nov. 30, 2012 Subsequent event Dr. Lodder	Nov. 30, 2012 Subsequent event 2012 Equity Incentive Plan	Oct. 08, 2012 Subsequent event Minimum	Sep. 25, 2012 Subsequent event Minimum	Dec. 03, 2012 Subsequent event Maximum	Nov. 30, 2012 Subsequent event Maximum
Subsequent event
Common stock, par value (in dollars per share)				$ 0.01	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001			$ 0.01	$ 0.01
Common stock, traded price (in dollars per share)									$ 1											$ 1
Number of consecutive business days for which entity's share price traded above $1.00 per share									10 days											10 days
Net proceeds from issuance of common stock and warrants		$ 1,100,000								$ 2,300,000
Sale of common stock (in shares)	21,345		26,628							483,657
Price per share (in dollars per share)										$ 5.324
Warrants to purchase an additional common stock (in shares)												483,657											483,657
Exercise price of warrant or rights (in dollars per share)	$ 160		$ 44.8					$ 300				$ 6.53
Warrants exercisable period										5 years
Investors participation right in future debt or equity offerings of entity (as a percent)										100.00%
Period after closing of private placement for investor's participation right in future debt or equity offerings of entity										2 years
Number of publicly held shares of entity's common stock																					500,000
The number of Board of Directors members										8
Percentage of common stockholders authorized to approve specific actions										70.00%
Authorized capital stock					50,000,000	50,000,000	50,000,000			50,000,000
Authorized preferred stock					5,000,000	5,000,000	5,000,000			5,000,000
Preferred stock, par value (in dollars per share)					$ 0.01	$ 0.01	$ 0.01			$ 0.0001
Shares of common stock that may be issued																			125,000
Nominal consideration																						1,000
Severance															286,000
Severance costs payable																212,180	211,000
Loss on sale of subsidiary											1,300,000
Bonus paid															143,000
Bonus payable																$ 74,263	$ 82,000	$ 93,359

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations
Revenue	$ 16,710		$ 16,710			$ 14,723
Operating expenses
Research and development expense	(107,817)	(371,327)	(617,469)	(1,131,329)	(1,645,939)	(4,846,111)
Selling, general and administrative expense	(542,538)	(417,260)	(1,748,085)	(1,680,512)	(2,321,073)	(3,181,254)
Total operating expenses	(650,355)	(788,587)	(2,365,554)	(2,811,841)	(3,967,012)	(8,027,365)
Loss from operations	(633,645)	(788,587)	(2,348,844)	(2,811,841)	(3,967,012)	(8,012,642)
Interest income	830	595	2,774	2,680	3,455	6,109
Other income				53,007	51,261	135,914
Gain on settlement of obligations				845,000	845,000
Loss from continuing operations before taxes	(632,815)	(787,992)	(2,346,070)	(1,911,154)	(3,067,296)	(7,870,619)
Income tax expense				(14,485)	(14,485)	133,194
Loss from continuing operations	(632,815)	(787,992)	(2,346,070)	(1,925,639)	(3,081,781)	(7,737,425)
Discontinued operations
(Loss) income from discontinued opertions	(133,148)	(125,326)	(323,423)	(236,754)	(379,859)	1,182
Income tax expense	0		0		0	0
Loss from discontinued operations	(133,148)	(125,326)	(323,423)	(236,754)	(379,859)	1,182
Net loss	$ (765,963)	$ (913,318)	$ (2,669,493)	$ (2,162,393)	$ (3,461,640)	$ (7,736,243)
Net loss per share, basic and diluted
Continuing operations	$ (3.05)	$ (6.15)	$ (11.7)	$ (15.26)	$ (23.47)	$ (85.68)
Discontinued operations	$ (0.64)	$ (0.98)	$ (1.61)	$ (1.88)	$ (2.89)	$ 0.01
Net loss per share	$ (3.69)	$ (7.13)	$ (13.31)	$ (17.13)	$ (26.37)	$ (85.67)
Weighted average shares outstanding, basic and diluted (in shares)	207,806	128,124	200,547	126,227	131,285	90,307

Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 4,911,350	$ 5,575,310
Trade accounts receivable, net of allowance of $0 and $8,174	0	0
Grants receivable		270,128
Other receivables	293	672
Prepaid research expenses	209,780	464,322
Prepaid expenses and other assets	120,427	155,261
Assets of segment held for sale	286,065	359,297
Total current assets	5,527,915	6,824,990
Property and equipment, net of of accumulated depreciation of $265,502 and $197,971	91,482	154,161
Patents, net of accumulated amortization of $2,146 and $50,725		2,296
Deposit	35,625	35,625
Total assets	5,655,022	7,017,072
Current liabilities
Accounts payable and accrued expenses	269,996	1,211,561
Accrued salaries and benefits	549,815	563,706
Liabilities of segment held for sale	72,871	170,641
Total current liabilities	892,682	1,945,908
Deferred compensation		550,000
Deferred rent	47,675	80,945
Total liabilities	940,357	2,576,853
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized; 5,250 series B issued and 1 outstanding at December 31, 2011, and December 31, 2010
Common stock, $0.0001 par value, 50,000,000 shares authorized; 155,150 and 107,182 issued, 154,749 and 106,781 outstanding at December 31, 2011 and 2010, respectively	16	11
Paid-in capital in excess of par value	42,326,320	38,590,239
Treasury stock, 401 shares	(464,786)	(464,786)
Accumulated deficit	(37,146,885)	(33,685,245)
Total stockholders' equity	4,714,665	4,440,219
Total liabilities and stockholders' equity	$ 5,655,022	$ 7,017,072

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets
Trade accounts receivable, allowance (in dollars)	$ 8,174	$ 0
Property and equipment, accumulated depreciation (in dollars)	265,502	197,971
Patents, accumulated amortization (in dollars)	$ 2,146	$ 50,725
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, series B shares issued	5,250	5,250
Preferred stock, series B shares outstanding	1	1
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	155,150	107,182
Common stock, shares outstanding	154,749	106,781
Treasury stock, shares	401	401

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Paid-in Capital in Excess of Par	Treasury Stock	Accumulated Deficit
Balance at the beginning of the period at Dec. 31, 2009	$ 7,271,876		$ 9	$ 33,685,656	$ (464,786)	$ (25,949,003)
Balance (in shares) at Dec. 31, 2009			86,155		401
Increase (Decrease) in Stockholders' Equity
Sale of series B preferred stock, net of offering costs of $382,500	4,867,500	52		4,867,448
Sale of series B preferred stock, net of offering costs of $382,500 (in shares)		5,250
Conversion of series B preferred stock into common stock		(52)	2	50
Conversion of series B preferred stock into common stock (in shares)		(5,249)	20,996
Stock-based compensation	37,085			37,085
Stock-based compensation (in shares)			30
Net loss	(7,736,243)					(7,736,242)
Balance at the end of the period at Dec. 31, 2010	4,440,219		11	38,590,239	(464,786)	(33,685,245)
Balance (in shares) at Dec. 31, 2010	106,781	1	107,181		401
Increase (Decrease) in Stockholders' Equity
Sale of common stock, net of offering costs of $333,800	3,700,552		5	3,700,547
Sale of common stock in private placement (in shares)			47,969
Stock-based compensation	35,534			35,534
Net loss	(3,461,640)					(3,461,640)
Balance at the end of the period at Dec. 31, 2011	4,714,665		16	42,326,320	(464,786)	(37,146,885)
Balance (in shares) at Dec. 31, 2011	154,749	1	155,150		401
Increase (Decrease) in Stockholders' Equity
Sale of common stock, net of offering costs of $333,800			5	1,055,348
Sale of common stock in private placement (in shares)			53,241
Stock-based compensation				40,350
Net loss	(2,669,493)
Balance at the end of the period at Sep. 30, 2012	$ 3,139,190		$ 21	$ 43,420,333
Balance (in shares) at Sep. 30, 2012	207,806

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Consolidated Statements of Changes in Stockholders' Equity
Sale of series B preferred stock, offering costs	$ 382,500

Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (3,461,640)	$ (7,736,243)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on settlement of obligation	(845,000)
Depreciation and amortization	69,827	77,865
Provision for doubtful accounts	8,174
Stock-based compensation	35,534	37,085
Changes in assets and liabilities:
Receivables	262,333	(269,852)
Prepaid expenses and other assets	289,376	(410,328)
Accounts payable and accrued expenses	(355,456)	(327,538)
Deferred rent	(33,270)	(28,767)
Deferred compensation	(305,000)	(30,000)
Net cash used in activities of continuing operations	(4,335,122)	(8,687,777)
Net cash used in activies of discontinued operations	(24,538)	(5,418)
Net cash used in operating activities	(4,359,660)	(8,693,195)
Cash flows from investing activities
Proceeds from the maturity of short-term investments		375,003
Purchase of fixed assets	(4,852)
Net cash (used in) provided by continuing activities	(4,852)	375,003
Net cash (used in) provided by investing activities	(4,852)	375,003
Cash flows from financing activities
Proceeds from issuance of Series B Preferred stock, net		4,867,500
Proceeds from issuance of common stock, net	3,700,552
Net cash provided by continuing activities	3,700,552	4,867,500
Net cash provided by financing activities	3,700,552	4,867,500
Net decrease in cash and cash equivalents	(663,960)	(3,450,692)
Cash and cash equivalents, beginning of period	5,575,310	9,026,002
Cash and cash equivalents, end of period	4,911,350	5,575,310
Supplemental disclosures of cash flow information:
Cash paid for taxes	$ 160,829

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1.                                      Summary of Significant Accounting Policies

Nature of Business and Basis of Presentation

The Company previously operated via two principal segments, Biospherics, our biotechnology research and development business, and Health Sciences, a technical and regulatory consulting business.  The Health Sciences business provided technical and regulatory consulting services to biotechnology and pharmaceutical companies, as well as providing technical support for the Company’s own R&D activities.  The Company generally provided its consulting services on either a fixed price basis or on a “time and expenses” basis, charging hourly rates for each staff member involved in a project, based on his or her skills and experience.

During the years covered by this report, the Company had two wholly-owned subsidiaries, Biospherics Incorporated and Spherix Consulting, Inc., for its two operating segments.  The Company’s Health Sciences contracts are in the name of Spherix Consulting, Inc. and the Company’s patents are in the name of Biospherics Incorporated.  Spherix Incorporated provides management, strategic guidance, business development, marketing and other services to its subsidiaries.  The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale of the subsidiary (see note 13”Subsequent Events”.)

The consolidated financial statements include the accounts of Spherix Incorporated, Biospherics Incorporated and Spherix Consulting, Inc. (collectively, the “Company”).  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates and Assumptions

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  Significant estimates include the allowance for doubtful accounts, stock compensation expense, amortization and depreciation.  Accordingly, actual results could differ from those estimates and assumptions.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.  The Company maintains cash balances at several banks.  Interest bearing accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000.  At December 31, 2011, the Company’s interest bearing deposits in excess of the FDIC limits was $4.7 million.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash.

Property and Equipment and Depreciation

Property and equipment are stated at cost and consist of office furniture and equipment, computer hardware and software, and leasehold improvements.  The Company computes depreciation and amortization under the straight-line method and typically over the following estimated useful lives of the related assets:

Office furniture and equipment	3 to 10 years
Computer hardware and software	3 to 5 years

Leasehold improvements are depreciated or amortized over the shorter of the term of the related lease or the estimated useful lives of the assets (generally 5 to 10 years).  Major additions, improvements and renewals are capitalized at cost and ordinary repairs, maintenance, and renewals are expensed in the year incurred.  Gains or losses from the sale or retirement of property and equipment result from the difference between sales proceeds (if any) and the assets’ net book value, and are recorded in the consolidated Statements of Operations.

Patent Costs

Legal costs incurred in connection with patent applications and costs of acquiring patents are capitalized when incurred.  When patents are granted, costs are amortized over a term representing the shorter of the life of the patent or the projected sales period of the product or process.

Impairment of Long-Lived Assets

Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets, including patents and property and equipment, may not be fully recoverable, the Company evaluates the probability that the future undiscounted net cash flows, without interest charges, will be less than the carrying amount of the assets.  If any impairment is indicated as a result of this review, the Company would recognize a loss based on the amount by which the carrying amount exceeds the estimated fair value, determined based on the discounted future cash flows.  In 2011 and 2010, no such impairment was noted.

Treasury Stock

The Company accounts for the treasury stock using the cost method, which treats it as a reduction in stockholders’ equity.

Common Stock Purchase Warrants

The Company accounts for the issuance of Common Stock purchase warrants issued in connection with the equity offerings in accordance with the provisions of ASC 815, Derivatives and Hedging (“ASC 815”). The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of its Common Stock purchase warrants as of the date of each registered direct offering and through December 31, 2011 and determined that such derivatives met the criteria for equity classification.

Preferred Stock

Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Accordingly the Company classifies conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity. At all other times, the Company classifies its preferred shares as a component of stockholders’ equity.

The Company’s Series B Convertible Preferred Stock does not feature any redemption rights within the holders’ control or conditional redemption features not solely within the Company’s control as of December 31, 2011. Accordingly, the Series B Convertible Preferred Stock is presented as a component of stockholders’ equity.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, services have been rendered, the contract price is fixed or determinable and collectability is reasonably assured.  On time and expense contracts revenue is recognized at contractually agreed-upon rates based upon direct labor hours expended and other direct costs incurred.  Revenue for fixed-price contracts is recognized under the proportional performance method based upon labor charged in relation to total expected labor charges.  Losses, if any, on contracts are recorded during the period when first determined.

Research and Development Costs

Research and development costs are charged to operations as incurred.

Selling, General and Administrative Expense

The Company’s selling, general and administrative expenses consist primarily of executive management salaries and fringe benefits, sales and marketing costs, finance and accounting, human resources, as well as general corporate costs and costs related to being a public company.

Other Income

Other income consists of two grants from the U.S. Government awarded in October 2010 in support of the Company’s 2009 and 2010 diabetes and triglyceride research.  As a result, in 2011 and 2010 the Company recognized $39,000 and $136,000 in other income, net of a related tax expense of $14,000 and tax benefit of $133,000, respectively.

Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is established based upon periodic assessments made by management to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the current tax provision for the period and the change during the period in deferred tax assets and liabilities.

During 2010, the Company’s subsidiary, Biospherics Incorporated, received notice from the IRS that it had been awarded two grants under IRC Section 48D of the Internal Revenue Code’s “Qualifying Therapeutic Discovery Project” (“QTDP”).  The amount received pursuant to the QTDP Grant was $270,000 of which $133,000 related to the income tax benefit associated with the realization or “monetization” of prior-period tax attributes for which the Company had previously established a valuation allowance.

The Company’s policy is to recognize interest and penalties on tax liabilities as interest expense.  At December 31, 2011 and 2010, the Company had no unrecognized income tax benefits and recognized no interest or penalties on income tax liabilities.

Discontinued operations

The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale (see note 13 “Subsequent Events”).  The Spherix Consulting segment generated nearly all of the Company’s revenue and provided technical support for the Company’s Biospherics segment.  The sale will help to reduce our overhead and allow the Company’s remaining staff to better focus their energies on the Biospherics drug development activities and to concentrate on the identification of additional business opportunities.

	2011	2010
Revenue	$820,925	$1,417,729

Direct cost and operating expense	(388,065)	(517,677)
Selling, general and administrative expense	(812,719)	(898,870)
(Loss) income from discontinued operations before taxes	$(379,859)	$1,182

Fair Value Information

The estimated fair value of the Company’s financial instruments, which include cash, receivables, and accounts payable reported in the Consolidated Balance Sheets, approximate their carrying value given their short maturities.  At December 31, 2011 and 2010, the Company had approximately $4.3 million and $5.3 million in money market accounts, respectively, which are Level 1 fair value instruments.

Accounting for Stock-Based Compensation

The Company applies the fair value method, which requires that the measurement of all employee share-based payments to employees, including grants of employee stock options, be expensed over their requisite service period based on their value at the grant date using their fair value, determined using a prescribed option-pricing model.  The Company uses a Black-Scholes option pricing model to value stock options.  For the years ended December 31, 2011 and 2010, the Company recognized $36,000 and $30,000 in stock based compensation expense relating to 2,250 stock options awarded in November 2011, 1,333 stock options awarded in April 2010 and 2,950 stock options awarded in February 2006, and also recognized $7,000 in 2010 related to the issuance of restricted stock (see Note 7, “Stockholders’ Equity”).

Net Loss Per Share

Basic net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding during the year.  Diluted net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding without an assumed increase in common shares outstanding for common stock equivalents, as common stock equivalents are antidilutive.  At December 31, 2011, 293 of the Company’s 2,425 outstanding options and 27,427 of the Company’s 55,391 warrants were considered common stock equivalents as the exercise prices of those options and warrants were above the average market price of the Company’s common stock for the period.

New Accounting Pronouncements

In May 2011, the FASB issued a new accounting standard on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements.  We are required to adopt this standard in the first quarter of 2012.  We do not expect this adoption to have a material impact on our financial statements.

In June 2011, the FASB issued a new accounting standard on the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new standard also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented.  In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income, while still requiring entities to adopt the other requirements.  We are required to adopt this standard as of the beginning of 2013. We do not expect this adoption to have a material impact on our financial statements.

Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity
Liquidity

2.                          Liquidity and Capital Resources

We may continue to incur substantial development costs in our Biospherics segment in the next several years, without substantial corresponding revenue, and we will continue to incur ongoing administrative and other expenses, including public company expenses.  We intend to finance our activities through:

·                  the remaining proceeds of our equity offerings; and

·                  additional funds we will seek to raise through the sale of additional securities in the future.

Working capital was $3.1 million at September 30, 2012, and cash on hand as of that date was $3.7 million.  Management believes that this cash on hand, plus the $2.3 million the Company subsequently raised in November 2012 (see below), will be sufficient to sustain operations for the next twelve months.

In February 2012, the Company obtained net proceeds of approximately $1.1 million in a registered direct offering of common stock and warrants.  Both the common stock issued in the offering and the underlying common stock for the warrants issued in the offering were previously registered under a Form S-3 shelf registration statement declared effective by the SEC in October 2009.

In November 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years, but will not be effective until approved by the shareholders of the Company.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder. The Company and the Investors have executed a Registration Rights Agreement pursuant to which the Company has agreed to register the common stock sold in the offering and the common stock issuable upon exercise of the warrants.  Failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties. The Investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

Due to the nature of our business, we will need to raise additional funds from time to time.  NASDAQ rules require stockholder approval for certain stock issuances constituting twenty percent (20%) or more of a company’s issued and outstanding stock.

The Company’s Form S-3 shelf registration statement expired on October 1, 2012.

The Company cannot be assured that it will be able to attract a purchaser of securities to raise the additional funds it will likely require in the future; that the Company will be able to obtain any required stockholder approval; or that the Company will be able to have additional offerings.  If we reach a point where we are unable to raise needed additional funds to continue our business activities, we will be forced to cease our development activities and dissolve the Company.  In such an event, we will need to satisfy various severance, lease termination and other dissolution-related obligations.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following a 1 for 20 reverse stock split, on October 8, 2012 NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.  This is the second time the Company employed a reverse stock split to avoid NASDAQ delisting.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4) (the “Rule”).  Following the closing of the above private placement, the Company’s number of publicly held shares of common stock outstanding increased to 690,741.  The Company believes that the placement of 483,657 additional shares in this transaction will satisfy the required listing requirement.

2.                                      Liquidity

We expect to continue to incur substantial development costs in our Biospherics segment in the next several years, without substantial corresponding revenue, and we will continue to incur ongoing administrative and other expenses, including public company expenses.  We intend to finance our activities through:

·                  the remaining proceeds of our equity offerings; and

·                  additional funds we will seek to raise through the sale of additional stock in the future.

Working capital was $4.6 million at December 31, 2011, including $4.9 million cash on hand.  Management believes that this cash on hand, combined with the $1.1 million of net proceeds of the February 2012 offering (described in Note 13), provide us with sufficient cash to sustain operations for 2012.  We expect that we will need to expend approximately $5 million over the next twelve (12) months to support our currently planned development operations.  This estimate assumes (i) no further significant expenditures for developing D-tagatose as a drug for diabetes, (ii) continuing development of D-tagatose as a treatment for high triglycerides and other dyslipidemias, (iii) ongoing operation of the Health Sciences segment at the current level of activity and (iv) that we raise additional funds to continue our development efforts beyond this 12-month period.

Due to the nature of our business, we will need to raise additional funds on a consistent basis to continue operations and to fully pursue the triglycerides and other dyslipidemias opportunity.  Fundraising will likely require the issuance of additional equity securities and a purchaser of such securities will likely insist that such securities be registered securities.  NASDAQ rules require stockholder approval for certain stock issuances constituting twenty percent (20%) or more of a company’s issued and outstanding stock.

The Company cannot be assured that it will be able to attract a purchaser of securities to raise the additional funds it will likely require; that the Company will be able to obtain any required stockholder approval; or that the Company will be able to have additional registered direct primary offerings.  If we reach a point where we are unable to raise needed additional funds to continue our business activities, we will be forced to cease our development activities and dissolve the Company.  In such an event, we will need to satisfy various severance, lease termination and other dissolution-related obligations.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Accounts Receivable

3.                                      Accounts Receivable

Credit is extended to customers based on an evaluation of a customer’s financial condition and, in general, collateral is not required.  Management regularly reviews accounts receivable for uncollectible and potentially uncollectible accounts, and when necessary establishes an allowance for doubtful accounts.  Balances that are outstanding after management has used reasonable collection efforts are written-off through a charge to the allowance for doubtful accounts and a credit to accounts receivable.

At December 31, 2011 and 2010, the allowance for doubtful accounts was $8,000 and $0, respectively.

Balance, January 1, 2010	$—
Provision for doubtful accounts	—
Balance December 31, 2010	—
Provision for doubtful accounts	8,000
Balance December 31, 2011	$8,000

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

4.                                      Property and Equipment

The components of property and equipment as of December 31, at cost are:

	2011	2010
Computers	$19,000	$14,000
Office furniture and equipment	109,000	109,000
Leasehold improvements	229,000	229,000
Total cost	357,000	352,000
Accumulated depreciation and amortization	(266,000)	(198,000)
Property and equipment, net	$91,000	$154,000

The Company’s depreciation expense for the years ended December 31, 2011 and 2010 was $68,000 and $72,000, respectively.

Patents and Intangible Assets	12 Months Ended
Dec. 31, 2011
Patents and Intangible Assets
Patents and Intangible Assets

5.                                      Patents and Intangible Assets

The Company’s amortization expense for the years ended December 31, 2011 and 2010 was $2,000 and $6,000 on patents with an original value of $53,000, of which $51,000 expired in 2011.

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

6.                                      Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following at December 31:

	2011	2010

Accounts payable	$106,000	$312,000
Purchase commitment	—	600,000
Deferred Compensation	—	145,000
Accrued expenses	164,000	154,000
	$270,000	$1,211,000

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

7.                                      Stockholders’ Equity

Equity Offerings

In October 2011, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 26,628 shares of its common stock and warrants to purchase up to an additional 26,628 shares of its common stock to such investors for gross proceeds of approximately $1.25 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase one share of common stock.  The purchase price per unit was $47.40.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $44.80 per share.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  The net proceeds to the Company from the offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $1.1 million.  The common stock issued in the October 2011 offering and the common stock that may be issued pursuant to the exercise of the warrants were registered with the Securities and Exchange Commission pursuant to a registration statement on Form S-3 (File No. 333-177748), which became effective on November 21, 2011, and are classified as permanent equity.

In connection with the closing of the October 2011 offering, the Company issued to Rodman & Renshaw, LLC warrants with a term of two years to purchase 799 shares of our common stock (at an exercise price of $59.00 per share).  The estimated fair value of the warrants at the date of grant was $25,000.  These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

On January 19, 2011, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 21,345 shares of its common stock and warrants to purchase up to an additional 10,673 shares of its common stock to such investors for gross proceeds of approximately $2.77 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase 0.50 of a share of common stock.  The purchase price per unit was $130.00.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $160.00.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  The net proceeds to the Company from the registered direct offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $2.6 million.  The common stock issued in the January 2011 offering and the common stock that may be issued pursuant to the exercise of the warrants have been registered pursuant to a Form S-3 registration statement (File No. 333-161531), which became effective on October 1, 2009, and are classified as permanent equity.

In connection with the closing of our January 2011 offering, the Company issued to Rodman & Renshaw, LLC, as partial consideration for its services as placement agent, warrants with a term of two years to purchase up to 640 shares of our common stock at an exercise price of $163 per share.  The estimated fair value of the warrants at the date of grant was $42,000. These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

On October 7, 2010, the Company and certain investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell an aggregate of 5,250 shares of its Series B Convertible Preferred Stock and warrants to purchase up to an additional 10,500 shares of its common stock to such investors for gross proceeds of approximately $5.25 million.  Each share of Series B Convertible Preferred Stock was convertible at the option of the holder, at any time, into 4 shares of common stock based on a conversion price of $250.00 per share of Series B Convertible Preferred Stock.  The preferred stock and warrants were sold in units, with each unit consisting of one share of preferred stock and a warrant to purchase 0.5 of a share of common stock.  The purchase price per unit was $1,000.00.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $300.00 per share.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of share and similar recapitalization transactions.   The net proceeds to the Company from the October 2010 offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $4.9 million.  The preferred stock, warrants to purchase common stock (including the placement agent warrants) and shares of common stock issuable upon conversion of the preferred stock and exercise of the warrants were issued pursuant to a prospectus filed with the Securities and Exchange Commission pursuant to a registration statement on Form S-1 (File No. 333-167963), which became effective on October 6, 2010, and are classified as permanent equity.

In connection with the closing of the October 2010 offering, the Company issued to Rodman & Renshaw, LLC warrants with a term of two years to purchase 630 shares of our common stock (at an exercise price of $312.60 per share).  The estimated fair value of the warrants at the date of grant was $49,000. These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

Restricted Stock

In August 2010, the Company issued 30 shares of restricted stock as part of an employment agreement.  The total fair value of the issuances of the stock was $10,000, which was recognized as compensation expense over a one-year vesting period.  The fair value of the stock awards was based on the closing market price on the date of the grant.

Stock Option Plan

The Company has an Employees’ Stock Option Plan (the “Plan”) which permits issuance of both Incentive Stock Options (ISO) and Non-Qualified Stock Options, whereby options may be granted to officers, Directors and other key employees to purchase up to 5,000 shares of common stock in amounts determined by the Compensation Committee of the Board of Directors through December 31, 2015.  During 2011 and 2010, the Company granted 2,250 and 176 stock options to the Company’s Board of Directors and officers under the Plan.  Options issued to employees typically vest over a four-year period and options issued to non-employee directors vested immediately upon being granted.  At December 31, 2011, there were 1,000 options under the plan that were fully vested.  The total unrecognized stock compensation expense at December 31, 2011 is approximately $43,000, which will be recognized over 3.9 years.

The Company used the following assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation in accordance with ASC 718 for stock options granted in 2011 and 2010.

	(5) 2011	(7) 2010
Risk-free interest rate	0.93%	2.01%
Dividend yield	0%	0%
Expected life (years)	5	4
Volatility	130.0%	106.1%

Activity for the two years ended December 31, 2011, for all option grants is shown below:

	2011				2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	316	$322.00			203	$514.00
Granted	2,250	$40.00			176	$228.00
Exercised	—	$—			—	$—
Expired or forfeited	(140)	$440.00			(63)	$682.00
Outstanding at end of year	2,426	$53.60	4.8	$—	316	$322.00
Exercisable at end of year	1,176		4.7	$—	316
Weighted-average fair value of options granted during the year	$34.20				$164.00

Price range of options
Outstanding	$40.00-$228.00				$228.00-$440.00
Exercised	$—				$—
Expired or forfeited	$440.00				$682.00

The following table summarizes information with respect to stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price
$40.00	2,250	$40.00	4.9	1,000	$40.00
$228.00	176	$228.00	3.7	176	$228.00
	2,426			1,176

Gain on Settlement of Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Gain on Settlement of Obligations
Gain on Settlement of Obligations

14.                   Gain on Settlement of Obligations

Purchase Commitments

On January 14, 2011, Biospherics Incorporated, filed a Complaint For Injunction Relief And Damages in The United States District Court For The District Of Maryland against Inalco S.p.A. (the “Complaint”).  The Complaint alleged that one of the Company’s D-Tagatose suppliers, Inalco, had breached the 2009 Manufacturing Support and Supply Agreement as Inalco (i) refused to supply D-tagatose previously paid for by Biospherics, (ii) refused to provide a promised bank guarantee, and (iii) shut-down its D-tagatose production facilities.  On March 16, 2011, both parties signed a settlement agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose, which has been received by Spherix, and both parties have released each other from any other obligations under the previous agreement.  As a result, the Company recognized a gain on settlement of obligations of $600,000 in March 2011 on the release from its purchase obligation.

Related Party Transactions

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  The Company’s estimated liability to the Levins prior to the above agreement was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized the $245,000 difference as a gain on settlement of obligations in January 2011.

8.                        Gain on Settlement of Obligations

On January 14, 2011, Biospherics Incorporated, a wholly-owned subsidiary of the Company, filed a Complaint For Injunction Relief And Damages in The United States District Court For The District Of Maryland against Inalco S.p.A. (the “Complaint”).  The Complaint alleged that Inalco had breached the 2009 Manufacturing Support and Supply Agreement as Inalco (i) refused to supply D-tagatose previously paid for by Biospherics, (ii) refused to provide a promised bank guarantee, and (iii) shut-down its D-tagatose production facilities.  On March 16, 2011, both parties signed a settlement agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose, which has been received by Spherix, and both parties have agreed to release each other from any other obligations under the previous agreement.  As a result, the Company recognized a gain of $600,000 in March 2011 on the release from its purchase obligation.

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  Per the terms of the agreement, Gilbert V. Levin resigned as a member of the Board of Directors of the Company on January 13, 2011.  The Company’s estimated liability to the Levins at December 31, 2010, and prior to the above agreement was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized the $245,000 difference as a gain on settlement of obligations in January 2011.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

11.                   Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is established based upon periodic assessments made by management to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the current tax provision for the period and the change during the period in deferred tax assets and liabilities.  The Company recognizes a tax expense associated with an uncertain tax position when, in management’s judgment, it is not more likely than not that the position will be sustained upon examination by a taxing authority.  As of and for the three- and nine-month periods ended September 30, 2012 and 2011, no tax expense was recognized for uncertain tax positions.

The Company’s estimated annual effective tax rate is zero for the first nine months of 2012 and 2011.  The Company’s effective income tax rate for the nine months ended September 30,2011 was approximately -1.2% as a result of realizing a discrete item, which resulted in income tax expenses of $15,000 in the first quarter of 2011.  The effective income tax rate for the nine months ended September 30, 2012 is zero.  As of September 30, 2012, the Company continues to provide a valuation allowance against its net deferred tax assets since the Company believes it is more likely than not that its deferred tax assets will not be realized.  At the quarter ended September 30, 2012 and 2011, the Company had no unrecognized income tax benefits and recognized no interest or penalties on income tax liabilities.

Utilization of the net operating loss carryforwards and credit may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions.  The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the Internal Revenue Code occurred.  The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change and could result in a reduction in the total net operating losses and research credits available.

9.                                      Income Taxes

Income tax from operations for 2011 and 2010 was as follows:

	2011	2010
U.S. Federal income tax (expense) benefit	$(13,000)	$118,000
State and local income tax (expense) benefit	$(1,000)	$15,000
Total income tax (expense) benefit	$(14,000)	$133,000

	2011	2010
Current income tax (expense) benefit	$(14,000)	$38,000
Deferred income tax (expense) benefit	$—	$95,000
Total income tax (expense) benefit	$(14,000)	$133,000

The tax effects of significant temporary differences representing deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets
Deferred rent	$19,000	$32,000
Accrued vacation	39,000	33,000
Tax credit/grants	82,000	23,000
Deferred compensation	—	274,000
Net operating loss carryforward	15,922,000	13,912,000
Accrued bonus	154,000	165,000
Stock based compensation	25,000	41,000
Inventory adjustments	—	426,000
Accrued expenses	38,000	38,000
Other	5,000	27,000
Total deferred tax asset	16,284,000	14,971,000

Deferred tax liabilities
Property and equipment	(4,000)	(23,000)
Change in accounting method - accrued bonus	(20,000)	(41,000)
	(24,000)	(64,000)

Valuation allowance	(16,260,000)	(14,907,000)

Net deferred tax asset	$—	$—

At December 31, 2011 and 2010, the Company had gross operating loss carryforwards for U.S. federal income tax purposes of approximately $39.0 million and $33.9 million, respectively, which will begin to expire in 2019.  At December 31, 2011 and 2010, the Company had gross operating loss carryforwards for state income tax purposes of approximately $49.9 million and $44.6 million, respectively, which will begin to expire in 2018.  Based on the Company’s historical losses and its accumulated deficit, the Company has provided a full valuation allowance against the net deferred tax asset.

Utilization of the net operating loss carryforwards and credit could be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions.  The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the Internal Revenue Code occurred.  The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change and could result in a reduction in the total net operating losses and research credits available.

Reconciliation between actual tax benefits and taxes computed at the statutory Federal rate of 34 percent for 2011 and 2010 are as follows:

	2011	2010
U.S. Federal income tax benefit at the statutory rate of 34%	$1,172,000	$2,675,000
Effect of permanent differences	(10,000)	(7,000)
Effect of permanent differences - Government Grant	4,000	51,000
State income taxes benefit, net of federal tax benefit	251,000	424,000
Other	(79,000)	—
Change in valuation allowance	(1,352,000)	(3,010,000)
Income tax (expense) benefit	$(14,000)	$133,000

During 2010, the Company’s subsidiary, Biospherics Incorporated, received notice from the IRS that it had been awarded two grants under IRC Section 48D of the Internal Revenue Code’s “Qualifying Therapeutic Discovery Project.”  The amount received pursuant to the QTDP Grant was $0.3 million of which $0.1 million related to the income tax benefit associated with the realization or “monetization” of prior-period tax attributes for which the Company had previously established a valuation allowance.

Tax Uncertainties

The Company recognizes a tax benefit associated with an uncertain tax position when, in management’s judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority.  For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that it judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority.  The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation.  The effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company has not recognized any such adjustments.  At December 31, 2011 and 2010, the Company had no material unrecognized income tax benefits and recognized no interest or penalties on income tax liabilities.

The Company is subject to U.S. federal income tax and state and local income tax in multiple jurisdictions.  The statute of limitations for the consolidated U.S. federal income tax return is closed for all tax years up to and including 2007, except for pre-2007 tax returns that generated net operating loss carry forwards that could be adjusted on audit.  Currently, no federal or state and local income tax returns are under examination by the respective taxing authorities.

Commitmenst and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitment and Contingencies
Commitment and Contingencies

12.                   Commitment and Contingencies

Leases

In March 2012, the Company entered into an amendment to its office building lease, which extends the term of the lease five years.  The lease, as amended, will expire on March 31, 2018.  Commencing on April 1, 2012, the base annual rent shall be $152,500, with an increase of 3% annually.

Related Party Transactions

Stock option awards are provided to members of the Board of Directors as a regular component of annual compensation.  The number of stock options awards to each non-employee Board member is calculated by dividing $10,000 by the closing stock price of the grant date.  Stock options are awarded to each non-employee Board member in May of each year; provided, however, that in 2012 the Company did not have sufficient shares available under the 1997 Stock Option Plan (the “Plan”) to fully compensate the Board members.  Accordingly, the Company issued stock options to each non-employee director with a value of $4,278 instead of the $10,000 in stock options as required under its directors’ compensation plan, in May 2012, and the remaining $5,722 of options in August 2012 following Stockholders approval of the amendment to the Plan.

10.                               Commitments and Contingencies

Purchase Commitments

During 2009, the Company entered into a purchase commitment with a supplier of the Company’s D-tagatose product.  The agreement committed the Company to purchase 25 metric tons of D-Tagatose.  The Company utilized the D-tagatose as a part of the Phase 2 and Phase 3 trials.  This phase was necessary for the Company to be able to commercialize the product and as the products were not going to be available for sale, the Company wrote off the entire product value into Research and Development Costs.  The amounts written off in 2009 from the agreement were $1.1 million.  Of this amount $500,000 was paid in 2009 and the remaining balance of $600,000 was included in the Company’s accounts payable and accrued expenses at December 31, 2010.  On March 16, 2011, both parties signed an agreement whereby Inalco agreed to supply Spherix with 8.5 metric tons of D-tagatose for amounts previously paid for and both parties agreed to release each other from any other obligations under the previous agreement.  As a result, Spherix recognized a gain of $600,000 in 2011 on the release from its purchase obligation.

Leases

The Company has commitments under an operating lease through 2013 relating to its administrative office in Bethesda, Maryland.

Future minimum rental payments required as of December 31, 2011, under the non-cancelable lease are as follows:

Year Ending December 31,	Operating Lease

2012	159,000
2013	40,000
$199,000

The Company’s building lease contains step rent provisions, capital improvement funding, or other tenant allowances.  Minimum rental payments including allowances on this lease are recognized on a straight-line basis over the term of the lease.  In 2008, lease incentives under the Bethesda facility lease provided for $150,000 of leasehold improvements.  The Company incurred net operating lease rental expenses of approximately $129,000 and $140,000 for the years 2011 and 2010, respectively.

Related Party Transactions

Employment, Deferred Compensation, and Consulting Agreements for Principal Stockholders

Under employment agreements with Dr. Gilbert V. Levin and Mrs. M. Karen Levin, the Company’s founders, the Company agreed to provide Dr. and Mrs. Levin each with lifetime payments of $12,500 each quarter and to fund long-term lifetime healthcare and health insurance policies following their retirements from the Company on August 14, 2008 and January 4, 2006, respectively.  At December 31, 2010, the Company’s liability for both Dr. and Mrs. Levin was estimated to be $450,000 for the lifetime payments and $245,000 for funding the long-term lifetime healthcare and health insurance policies based on actuarially determined amounts.  The non-current portion of these amounts was reported on the accompanying balance sheet as deferred compensation at December 31, 2010.  During 2011 and 2010, the Company paid Dr. and Mrs. Levin a combined total of $24,000 and $141,000 in post-retirement benefits under the above agreements.

In January 2011, the Company entered into a Letter Agreement with Gilbert V. Levin and M. Karen Levin pursuant to which the Company agreed to make a one-time lump sum payment of $450,000 to the Levins in full satisfaction of the Company’s obligation to make a series of continuing payments to the Levins relating to their prior employment by the Company.  The Company’s estimated liability to the Levins at December 31, 2010, and prior to the above agreement, was approximately $695,000.  The $450,000 lump sum payment was made on January 31, 2011, and the Company recognized a gain of $245,000 in 2011.  Per the terms of the agreement, Gilbert V. Levin resigned as a member of the Board of Directors of the Company on January 13, 2011.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

11.                               Employee Benefit Plans

The Spherix Incorporated 401(k) Retirement Plan (the “Plan”) is a discretionary defined contribution plan and covers substantially all employees who have attained the age of 21, have completed one year of service, and have worked a minimum of 1,000 hours in the past Plan or anniversary year.

Under provisions of the Plan, the Company, for any plan year, has contributed an amount equal to 50% of the participant’s contribution or 2½% of the participant’s eligible compensation, whichever is less.  The Company may, at its own discretion, make additional matching contributions to participants.  Company contributions, net of forfeitures, amounted to $18,000 in each of 2011 and 2010, respectively.

Information by Business Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Information by Business Segment
Information by Business Segment
13. Information by Business Segment As a result of the sale of the Spherix Consulting subsidiary, the Company now has only one operating segment, Biospherics.

12. Information by Business Segment As a result of the sale of the Spherix Consulting subsidiary, the Company now has only one operating segment, Biospherics.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

15.                   Subsequent Events

The Company evaluated all events or transactions after September 30, 2012 through the date the financial statements were issued.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following the reverse stock split, on October 8, 2012, NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4) (the “Rule”).  Following the November 7, 2012 private placement, in late November, 2012 NASDAQ provided confirmation to the Company that it had regained compliance with the minimum number of publicly held shares rule.

On November 7, 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years, but will not be effective until approved by the shareholders of the Company.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder. The Company and the Investors have executed a Registration Rights Agreement pursuant to which the Company has agreed to register the common stock sold in the offering and the common stock issuable upon exercise of the warrants.  Failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties. The Investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

On November 13, 2012, the Company expanded its Board of Directors to eight board members and will be re-examining its business strategies and exploring strategic alternatives.  This effort may result in the divestiture or winding down of certain of our current businesses and the possible entry into a new, yet identified business, including via acquisitions.

In mid-November, 2012, the Board of Directors and the holders of approximately 70% of our common stock approved the following actions:

·                  an increase in our authorized capital stock to 50,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, par value $0.0001 per share;

·                  the adoption of the Spherix Incorporated 2012  Equity Incentive Plan, pursuant to which up to 125,000 shares of common stock may be issued to employees, officers and directors via stock options and grants of restricted stock;  and

·                  approval of the issuance of up to 483,657 shares of our common stock pursuant to the exercise of our Series B Warrants issued in our November 2012 private placement transaction.

We have forwarded an Information Statement on Form 14C to all of our stockholders describing these matters, which matters will be effective as of mid-December, 2012.

On December 3, 2012, Spherix Incorporated (the “Company”) sold all of the issued and outstanding capital stock of its consulting subsidiary, Spherix Consulting, Inc. for nominal consideration of less than $1,000.  As a result of the sale, the Company will recognize a one-time loss on the sale of the subsidiary of approximately $1.3 million in Q4 2012.  Our board of directors is currently evaluating our strategic alternatives.

On November 30, 2012, the following individuals resigned as members of the Board of Directors of the Company: Dr. Claire L. Kruger, Dr. Robert A. Lodder, Aris Melissaratos and Thomas B. Peter.

On November 30, 2012, but effective as of December 3, 2013, Dr. Claire L. Kruger resigned as the Chief Executive Officer/Chief Operating Officer of the Company.  In connection with Dr. Kruger’s departure, the Company paid Dr. Kruger her 2012 bonus of $143,000 and a severance of $286,000 plus COBRA expenses pursuant to the terms of her employment agreement.  For the other departing employees the Company agreed to pay a total of $82,000 in 2012 bonuses and approximately $211,000 in severances.

On November 30, 2012, but effective as of December 3, 2012, the Company appointed (i) Dr. Robert A. Lodder as the Company’s Principal Executive Officer and (ii) Robert L. Clayton as Secretary of the Company.  The Company also agreed with Mr. Clayton that (i) Mr. Clayton will remain as CFO of the Company through March 31, 2013 and (ii) the Company will pay Mr. Clayton a severance of $212,180 pursuant to the terms of his prior employment agreement.  The Company also agreed to pay $93,359 and $74,263 in 2012 bonuses for Dr. Lodder and Mr. Clayton, respectively.

13.                               Subsequent Events

The Company evaluated all events or transactions after December 31, 2011 through the date the financial statements were issued.

On February 2, 2012, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 53,241 shares of its common stock and warrants to purchase up to an additional 10,648 shares of its common stock to such investors for gross proceeds of approximately $1.15 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase 0.2 of a share of common stock.  The purchase price per unit was $21.60.  Subject to certain ownership limitations, the warrants are exercisable at any time commencing six (6) months after the initial issue date and on or prior to August 7, 2017, but not thereafter, at an exercise price of $28.00.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  The net proceeds to the Company from the registered direct offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $1.1 million.  The common stock issued in the February 2012 offering and the common stock that may be issued pursuant to the exercise of the warrants have been registered pursuant to a Form S-3 registration statement (File No. 333-161531), which became effective on October 1, 2009, and are classified as permanent equity.

In connection with the closing of our February 2012 offering, the Company issued to Rodman & Renshaw, LLC, as partial consideration for its services as placement agent, warrants to purchase up to 1,597 shares of our common stock at an exercise price of $27.00 per share.  The estimated fair value of the warrants at the date of grant was $19,000.  The warrants are exercisable at the option of the holder at any time beginning six (6) months after the closing through and including February 6, 2014.  These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

In March 2012, the Company entered into an amendment to its office building lease, which extends the term of the lease five years.  The lease as amended will expire on March 31, 2018.  Commencing on April 1, 2012, the base annual rent shall be $152,500, with an increase of 3% annually.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following the reverse stock split, on October 8, 2012, NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.

On August 14, 2012, the Company held its annual meeting of stockholders.  At the annual meeting: (i) the stockholders re-elected the current members of the Board of Directors; (ii) authorized issuance of securities in one or more non-public offerings in accordance with NASDAQ Marketplace Rule 5635; (iii) approved the amendment of the Amended and Restated 1997 Stock Option Plan; (iv) approved an amendment to the Company’s Certificate of Incorporation, as amended (the “Amendment”), which authorized a reverse stock split of the Company’s issued and outstanding common stock; (v) ratified the appointment of the independent accountants.

On September 21, 2012, the Company filed a Certificate of Amendment to its Certificate of Incorporation to effect a reverse stock split of the Company’s outstanding common stock at an exchange ratio of 1-for-20.  As a result of the reverse stock split, every 20 shares of the Company’s issued and outstanding Common Stock were combined into one share of Common Stock, par value, $0.01 per share.  No fractional shares of Common Stock were issued as a result of the reverse stock split.  Instead, fractional shares that would otherwise result from the reverse stock split were purchased by the Company based on the closing price of the stock on September 21, 2012.  The reverse stock split reduced the December 31, 2011 and 2010 number of outstanding shares of Common Stock from 3,094,961 and 2,135,588 shares to 154,749 and 106,781 shares, respectively.  All per share amounts and outstanding shares, including all Common Stock equivalents, stock options, equity compensation plans, and warrants, have been retroactively adjusted in the Financial Statements and in the Notes to the Financial Statements for all periods presented to reflect the reverse stock split.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4).  Following the November 7, 2012 private placement, in late November, 2012 NASDAQ provided confirmation to the Company that it had regained compliance with the minimum number of publicly held shares rule.

On November 7, 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder.  The investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

On November 13, 2012, the Company expanded its Board of Directors to eight board members and will be re-examining its business strategies and exploring strategic alternatives.  This effort may result in the divestiture or winding down of certain of our current businesses and the possible entry into a new, yet identified business, including via acquisitions.

In mid-November, 2012, the Board of Directors and the holders of approximately 70% of our common stock approved the following actions:

·                  an increase in our authorized capital stock to 50,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, par value $0.0001 per share;

·                  the adoption of the Spherix Incorporated 2012  Equity Incentive Plan, pursuant to which up to 125,000 shares of common stock may be issued to employees, officers and directors via stock options and grants of restricted stock;  and

·                  approval of the issuance of up to 483,657 shares of our common stock pursuant to the exercise of our Series B Warrants issued in our November 2012 private placement transaction.

We have forwarded an Information Statement on Form 14C to all of our stockholders describing these matters, which matters will be effective as of mid-December, 2012.

On December 3, 2012, Spherix Incorporated (the “Company”) sold all of the issued and outstanding capital stock of its consulting subsidiary, Spherix Consulting, Inc. for nominal consideration of less than $1,000.  As a result of the sale, the Company will recognize a one-time loss on the sale of the subsidiary of approximately $1.3 million in Q4 2012.  Our board of directors is currently evaluating our strategic alternatives.

On November 30, 2012, the following individuals resigned as members of the Board of Directors of the Company: Dr. Claire L. Kruger, Dr. Robert A. Lodder, Aris Melissaratos and Thomas B. Peter.

On November 30, 2012, but effective as of December 3, 2013, Dr. Claire L. Kruger resigned as the Chief Executive Officer/Chief Operating Officer of the Company.  In connection with Dr. Kruger’s departure, the Company paid Dr. Kruger her 2012 bonus of $143,000 and a severance of $286,000 plus COBRA expenses pursuant to the terms of her employment agreement.  For the other departing employees the Company agreed to pay a total of $82,000 in 2012 bonuses and approximately $211,000 in severances.

On November 30, 2012, but effective as of December 3, 2012, the Company appointed (i) Dr. Robert A. Lodder as the Company’s Principal Executive Officer and (ii) Robert L. Clayton as Secretary of the Company.  The Company also agreed with Mr. Clayton that (i) Mr. Clayton will remain as CFO of the Company through March 31, 2013 and (ii) the Company will pay Mr. Clayton a severance of $212,180 pursuant to the terms of his prior employment agreement.  The Company also agreed to pay $93,359 and $74,263 in 2012 bonuses for Dr. Lodder and Mr. Clayton, respectively.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Nature of Business and Basis of Presentation

Nature of Business and Basis of Presentation

The Company previously operated via two principal segments, Biospherics, our biotechnology research and development business, and Health Sciences, a technical and regulatory consulting business.  The Health Sciences business provided technical and regulatory consulting services to biotechnology and pharmaceutical companies, as well as providing technical support for the Company’s own R&D activities.  The Company generally provided its consulting services on either a fixed price basis or on a “time and expenses” basis, charging hourly rates for each staff member involved in a project, based on his or her skills and experience.

During the years covered by this report, the Company had two wholly-owned subsidiaries, Biospherics Incorporated and Spherix Consulting, Inc., for its two operating segments.  The Company’s Health Sciences contracts are in the name of Spherix Consulting, Inc. and the Company’s patents are in the name of Biospherics Incorporated.  Spherix Incorporated provides management, strategic guidance, business development, marketing and other services to its subsidiaries.  The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale of the subsidiary (see note 13”Subsequent Events”.)

The consolidated financial statements include the accounts of Spherix Incorporated, Biospherics Incorporated and Spherix Consulting, Inc. (collectively, the “Company”).  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  Significant estimates include the allowance for doubtful accounts, stock compensation expense, amortization and depreciation.  Accordingly, actual results could differ from those estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.  The Company maintains cash balances at several banks.  Interest bearing accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000.  At December 31, 2011, the Company’s interest bearing deposits in excess of the FDIC limits was $4.7 million.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash.

Property and Equipment and Depreciation

Property and Equipment and Depreciation

Property and equipment are stated at cost and consist of office furniture and equipment, computer hardware and software, and leasehold improvements.  The Company computes depreciation and amortization under the straight-line method and typically over the following estimated useful lives of the related assets:

Office furniture and equipment	3 to 10 years
Computer hardware and software	3 to 5 years

Leasehold improvements are depreciated or amortized over the shorter of the term of the related lease or the estimated useful lives of the assets (generally 5 to 10 years).  Major additions, improvements and renewals are capitalized at cost and ordinary repairs, maintenance, and renewals are expensed in the year incurred.  Gains or losses from the sale or retirement of property and equipment result from the difference between sales proceeds (if any) and the assets’ net book value, and are recorded in the consolidated Statements of Operations.

Patent Costs

Patent Costs

Legal costs incurred in connection with patent applications and costs of acquiring patents are capitalized when incurred.  When patents are granted, costs are amortized over a term representing the shorter of the life of the patent or the projected sales period of the product or process.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets, including patents and property and equipment, may not be fully recoverable, the Company evaluates the probability that the future undiscounted net cash flows, without interest charges, will be less than the carrying amount of the assets.  If any impairment is indicated as a result of this review, the Company would recognize a loss based on the amount by which the carrying amount exceeds the estimated fair value, determined based on the discounted future cash flows.  In 2011 and 2010, no such impairment was noted.

Treasury Stock
Treasury Stock The Company accounts for the treasury stock using the cost method, which treats it as a reduction in stockholders’ equity.

Common Stock Purchase Warrants

Common Stock Purchase Warrants

The Company accounts for the issuance of Common Stock purchase warrants issued in connection with the equity offerings in accordance with the provisions of ASC 815, Derivatives and Hedging (“ASC 815”). The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of its Common Stock purchase warrants as of the date of each registered direct offering and through December 31, 2011 and determined that such derivatives met the criteria for equity classification.

Preferred Stock

Preferred Stock

Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Accordingly the Company classifies conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity. At all other times, the Company classifies its preferred shares as a component of stockholders’ equity.

The Company’s Series B Convertible Preferred Stock does not feature any redemption rights within the holders’ control or conditional redemption features not solely within the Company’s control as of December 31, 2011. Accordingly, the Series B Convertible Preferred Stock is presented as a component of stockholders’ equity.

Revenue Recognition

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, services have been rendered, the contract price is fixed or determinable and collectability is reasonably assured.  On time and expense contracts revenue is recognized at contractually agreed-upon rates based upon direct labor hours expended and other direct costs incurred.  Revenue for fixed-price contracts is recognized under the proportional performance method based upon labor charged in relation to total expected labor charges.  Losses, if any, on contracts are recorded during the period when first determined.

Research and Development Costs
Research and Development Costs Research and development costs are charged to operations as incurred.

Selling, General and Administrative Expense

Selling, General and Administrative Expense

The Company’s selling, general and administrative expenses consist primarily of executive management salaries and fringe benefits, sales and marketing costs, finance and accounting, human resources, as well as general corporate costs and costs related to being a public company.

Other Income

Other Income

Other income consists of two grants from the U.S. Government awarded in October 2010 in support of the Company’s 2009 and 2010 diabetes and triglyceride research.  As a result, in 2011 and 2010 the Company recognized $39,000 and $136,000 in other income, net of a related tax expense of $14,000 and tax benefit of $133,000, respectively.

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is established based upon periodic assessments made by management to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the current tax provision for the period and the change during the period in deferred tax assets and liabilities.

During 2010, the Company’s subsidiary, Biospherics Incorporated, received notice from the IRS that it had been awarded two grants under IRC Section 48D of the Internal Revenue Code’s “Qualifying Therapeutic Discovery Project” (“QTDP”).  The amount received pursuant to the QTDP Grant was $270,000 of which $133,000 related to the income tax benefit associated with the realization or “monetization” of prior-period tax attributes for which the Company had previously established a valuation allowance.

The Company’s policy is to recognize interest and penalties on tax liabilities as interest expense.  At December 31, 2011 and 2010, the Company had no unrecognized income tax benefits and recognized no interest or penalties on income tax liabilities.

Discontinued operations

Discontinued operations

The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale (see note 13 “Subsequent Events”).  The Spherix Consulting segment generated nearly all of the Company’s revenue and provided technical support for the Company’s Biospherics segment.  The sale will help to reduce our overhead and allow the Company’s remaining staff to better focus their energies on the Biospherics drug development activities and to concentrate on the identification of additional business opportunities.

	2011	2010
Revenue	$820,925	$1,417,729

Direct cost and operating expense	(388,065)	(517,677)
Selling, general and administrative expense	(812,719)	(898,870)
(Loss) income from discontinued operations before taxes	$(379,859)	$1,182

Fair Value Information

Fair Value Information

The estimated fair value of the Company’s financial instruments, which include cash, receivables, and accounts payable reported in the Consolidated Balance Sheets, approximate their carrying value given their short maturities.  At December 31, 2011 and 2010, the Company had approximately $4.3 million and $5.3 million in money market accounts, respectively, which are Level 1 fair value instruments.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation

The Company applies the fair value method, which requires that the measurement of all employee share-based payments to employees, including grants of employee stock options, be expensed over their requisite service period based on their value at the grant date using their fair value, determined using a prescribed option-pricing model.  The Company uses a Black-Scholes option pricing model to value stock options.  For the years ended December 31, 2011 and 2010, the Company recognized $36,000 and $30,000 in stock based compensation expense relating to 2,250 stock options awarded in November 2011, 1,333 stock options awarded in April 2010 and 2,950 stock options awarded in February 2006, and also recognized $7,000 in 2010 related to the issuance of restricted stock (see Note 7, “Stockholders’ Equity”).

Net Loss Per Share

Net Loss Per Share

Basic net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding during the year.  Diluted net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding without an assumed increase in common shares outstanding for common stock equivalents, as common stock equivalents are antidilutive.  At December 31, 2011, 293 of the Company’s 2,425 outstanding options and 27,427 of the Company’s 55,391 warrants were considered common stock equivalents as the exercise prices of those options and warrants were above the average market price of the Company’s common stock for the period.

New Accounting Pronouncements

New Accounting Pronouncements

In May 2011, the FASB issued a new accounting standard on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements.  We are required to adopt this standard in the first quarter of 2012.  We do not expect this adoption to have a material impact on our financial statements.

In June 2011, the FASB issued a new accounting standard on the presentation of comprehensive income. The new standard requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new standard also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented.  In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income, while still requiring entities to adopt the other requirements.  We are required to adopt this standard as of the beginning of 2013. We do not expect this adoption to have a material impact on our financial statements.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the related assets

Office furniture and equipment	3 to 10 years
Computer hardware and software	3 to 5 years

Schedule of discontinued operations

	Three Months Ended Sept. 30,		Nine Months Ended Sept. 30,
	2012	2011	2012	2011
Revenue	$177,591	$198,464	$593,256	$690,817

Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)
Income from discontinued operations before taxes	$(133,148)	$(125,326)	$(323,423)	$(236,754)

	2011	2010
Revenue	$820,925	$1,417,729

Direct cost and operating expense	(388,065)	(517,677)
Selling, general and administrative expense	(812,719)	(898,870)
(Loss) income from discontinued operations before taxes	$(379,859)	$1,182

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Schedule of allowance for doubtful accounts

Balance, January 1, 2010	$—
Provision for doubtful accounts	—
Balance December 31, 2010	—
Provision for doubtful accounts	8,000
Balance December 31, 2011	$8,000

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment
Schedule of components of property and equipment

	2011	2010
Computers	$19,000	$14,000
Office furniture and equipment	109,000	109,000
Leasehold improvements	229,000	229,000
Total cost	357,000	352,000
Accumulated depreciation and amortization	(266,000)	(198,000)
Property and equipment, net	$91,000	$154,000

Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses
Schedule of accounts payable and accrued expenses

	2011	2010

Accounts payable	$106,000	$312,000
Purchase commitment	—	600,000
Deferred Compensation	—	145,000
Accrued expenses	164,000	154,000
	$270,000	$1,211,000

Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity
Schedule of assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation

	(5) 2011	(7) 2010
Risk-free interest rate	0.93%	2.01%
Dividend yield	0%	0%
Expected life (years)	5	4
Volatility	130.0%	106.1%

Schedule of activity for all option grants

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,426	$53.60
Granted	3,461	$11.56
Exercised	—	$—
Expired or forfeited	—	$—
Outstanding at end of period	5,887	$28.88	4.5	$4,578
Options exercisable at end of period	4,637	$25.88	4.6	$4,578
Weighted-average fair value of options granted during the year	$9.34

	2011				2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	316	$322.00			203	$514.00
Granted	2,250	$40.00			176	$228.00
Exercised	—	$—			—	$—
Expired or forfeited	(140)	$440.00			(63)	$682.00
Outstanding at end of year	2,426	$53.60	4.8	$—	316	$322.00
Exercisable at end of year	1,176		4.7	$—	316
Weighted-average fair value of options granted during the year	$34.20				$164.00

Price range of options
Outstanding	$40.00-$228.00				$228.00-$440.00
Exercised	$—				$—
Expired or forfeited	$440.00				$682.00

Summary of stock options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price
$40.00	2,250	$40.00	4.9	1,000	$40.00
$228.00	176	$228.00	3.7	176	$228.00
	2,426			1,176

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of income tax from operations

	2011	2010
U.S. Federal income tax (expense) benefit	$(13,000)	$118,000
State and local income tax (expense) benefit	$(1,000)	$15,000
Total income tax (expense) benefit	$(14,000)	$133,000

	2011	2010
Current income tax (expense) benefit	$(14,000)	$38,000
Deferred income tax (expense) benefit	$—	$95,000
Total income tax (expense) benefit	$(14,000)	$133,000

Schedule of tax effects of significant temporary differences representing deferred tax assets

	2011	2010
Deferred tax assets
Deferred rent	$19,000	$32,000
Accrued vacation	39,000	33,000
Tax credit/grants	82,000	23,000
Deferred compensation	—	274,000
Net operating loss carryforward	15,922,000	13,912,000
Accrued bonus	154,000	165,000
Stock based compensation	25,000	41,000
Inventory adjustments	—	426,000
Accrued expenses	38,000	38,000
Other	5,000	27,000
Total deferred tax asset	16,284,000	14,971,000

Deferred tax liabilities
Property and equipment	(4,000)	(23,000)
Change in accounting method - accrued bonus	(20,000)	(41,000)
	(24,000)	(64,000)

Valuation allowance	(16,260,000)	(14,907,000)

Net deferred tax asset	$—	$—

Schedule of reconciliation between actual tax benefits and taxes computed at the statutory Federal rate

	2011	2010
U.S. Federal income tax benefit at the statutory rate of 34%	$1,172,000	$2,675,000
Effect of permanent differences	(10,000)	(7,000)
Effect of permanent differences - Government Grant	4,000	51,000
State income taxes benefit, net of federal tax benefit	251,000	424,000
Other	(79,000)	—
Change in valuation allowance	(1,352,000)	(3,010,000)
Income tax (expense) benefit	$(14,000)	$133,000

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Schedule of future minimum rental payments under non-cancelable lease

Year Ending December 31,	Operating Lease

2012	159,000
2013	40,000
$199,000

Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 item
Summary of Significant Accounting Policies
Number of wholly-owned subsidiaries	2	2
Number of operating segment previously operated	2	2
Cash and cash equivalents
Interest bearing deposits in excess of the FDIC limits		$ 4,700,000
Maximum
Cash and cash equivalents
Interest bearing accounts insured by the Federal Deposit Insurance Corporation		$ 250,000

Summary of Significant Accounting Policies (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Oct. 30, 2010 item	Dec. 31, 2011	Dec. 31, 2010 item
Other Income
Number of grants awarded from the U.S. Government	2		2
Revenue from grant recognized in other income, net of tax		$ 39,000	$ 136,000
Income tax benefit (expense) of grants		(14,000)	133,000
Income Taxes
Number of grants awarded under QTDP	2		2
Amount received related to QTDP Grant			270,000
Income tax benefit (expense) of grants associated with the realization or monetization of prior-period tax		$ (14,000)	$ 133,000
Office furniture and equipment | Minimum
Property and Equipment and Depreciation
Estimated useful lives of the assets		3 years
Office furniture and equipment | Maximum
Property and Equipment and Depreciation
Estimated useful lives of the assets		10 years
Computer hardware and software | Minimum
Property and Equipment and Depreciation
Estimated useful lives of the assets		3 years
Computer hardware and software | Maximum
Property and Equipment and Depreciation
Estimated useful lives of the assets		5 years
Leasehold improvements | Minimum
Property and Equipment and Depreciation
Estimated useful lives of the assets		5 years
Leasehold improvements | Maximum
Property and Equipment and Depreciation
Estimated useful lives of the assets		10 years

Summary of Significant Accounting Policies (Details3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Discontinued operations
Income from discontinued operations before taxes	$ (133,148)	$ (125,326)	$ (323,423)	$ (236,754)	$ (379,859)	$ 1,182
Spherix Consulting Inc
Discontinued operations
Revenue	177,591	198,464	593,256	690,817	820,925	1,417,729
Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)	(388,065)	(517,677)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)	(812,719)	(898,870)
Income from discontinued operations before taxes	$ (133,148)	$ (125,326)	$ (323,423)	$ (236,754)	$ (379,859)	$ 1,182

Summary of Significant Accounting Policies (Details 5) (Level 1, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 1
Fair Value Information
Fair value of money market accounts	$ 4.3	$ 5.3

Summary of Significant Accounting Policies (Details 6) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Nov. 30, 2011 Stock options	Apr. 30, 2010 Stock options	Feb. 28, 2006 Stock options	Sep. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Aug. 31, 2010 Restricted stock	Dec. 31, 2010 Restricted stock
Accounting for Stock-Based Compensation
Stock based compensation expense	$ 21,000	$ 40,000					$ 36,000	$ 30,000	$ 10,000	$ 7,000
Granted (in shares)			2,250	1,333	2,950	3,461	2,250	176

Summary of Significant Accounting Policies (Details 7)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Options
Net Loss Per Share
Antidilutive common stock equivalents (in shares)	2,336	3,462	293
Outstanding options (in shares)			2,426
Warrants
Net Loss Per Share
Antidilutive common stock equivalents (in shares)			27,427
Outstanding warrants (in shares)			55,391

Liquidity (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended
	Jan. 19, 2011	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012 Subsequent event Forecast
Liquidity
Working capital			$ 3,100,000		$ 4,600,000
Cash on hand			3,650,037	5,022,165	4,911,350	5,575,310	9,026,002
Net proceeds from issuance of common stock	2,600,000	1,100,000	1,055,353	2,545,349	3,700,552			1,100,000
Amount expected to be expended to support planned development operations over next 12 months					$ 5,000,000
Stock issuance as percentage of the company's issued and outstanding stock			20.00%

Accounts Receivable (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Changes in allowance for doubtful accounts
Balance at beginning of the period	$ 8,174	$ 0	$ 0	$ 0
Provision for doubtful accounts	(8,174)	8,174	8,174
Balance at end of the period	$ 0		$ 8,174	$ 0

Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Property and Equipment
Total cost	$ 357,000	$ 352,000
Accumulated depreciation and amortization	(265,502)	(197,971)	(316,438)
Property and equipment, net	91,482	154,161	42,145
Depreciation expense	68,000	72,000
Computers
Property and Equipment
Total cost	19,000	14,000
Office furniture and equipment
Property and Equipment
Total cost	109,000	109,000
Leasehold improvements
Property and Equipment
Total cost	$ 229,000	$ 229,000

Patents and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Patents and Intangible Assets
Amortization expense	$ 2,000	$ 6,000
Original value of patents	53,000
Patents expired	$ 51,000

Accounts Payable and Accrued Expenses (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Expenses
Accounts payable		$ 106,000	$ 312,000
Purchase commitment			600,000
Deferred Compensation			145,000
Accrued expenses		164,000	154,000
Accounts payable and accrued expenses	$ 213,424	$ 269,996	$ 1,211,561

Stockholders' Equity (Details) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Jan. 19, 2011	Oct. 07, 2010	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 Rodman & Renshaw, LLC	Jan. 31, 2011 Rodman & Renshaw, LLC	Oct. 31, 2010 Rodman & Renshaw, LLC	Oct. 07, 2010 Rodman & Renshaw, LLC
Number of shares of common stock issued	21,345		26,628
Number of shares of common stock under warrants issued	10,673	10,500	26,628					799	640	630
Gross proceeds from issuance of common stock and warrants	$ 2,770,000		$ 1,250,000
Number of common shares under each unit sold, containing common stock and warrants	1		1
Number of common shares under each warrant, containing common stock and warrants	0.5		1
Purchase price per unit of common stock and warrants (in dollars per share)	$ 130		$ 47.4
Warrant exercise period	5 years	5 years	5 years					2 years	2 years	2 years
Warrants exercise price (in dollars per share)	$ 160	$ 300	$ 44.8					$ 59	$ 163		$ 312.6
Proceeds from issuance of common stock, net	2,600,000		1,100,000	1,055,353	2,545,349	3,700,552
Estimated fair value of warrants at the date of grant								25,000	42,000	49,000
Number of Series B Convertible Preferred stock issued		5,250
Gross proceeds from issuance of preferred stock and warrants		5,250,000
Number of shares issued for each share of Series B Convertible Preferred Stock		4
Conversion price of Series B Convertible Preferred Stock (in dollars per share)		$ 250
Number of shares of preferred stock under each unit sold, containing preferred stock and warrants		1
Number of common shares under each warrant, containing preferred stock and warrants		0.5
Purchase price per unit of preferred stock and warrants (in dollars per share)		$ 1,000
Net proceeds from issuance of preferred stock		$ 4,900,000					$ 4,867,500

Stockholders' Equity (Details 2) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Aug. 31, 2010 Restricted stock	Dec. 31, 2010 Restricted stock	Nov. 30, 2011 Stock options	Apr. 30, 2010 Stock options	Feb. 28, 2006 Stock options	Sep. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2010 Stock options Minimum	Dec. 31, 2009 Stock options Minimum	Dec. 31, 2010 Stock options Maximum	Dec. 31, 2009 Stock options Maximum
Stockholders' Equity
Number of shares issued			30
Stock-based compensation expense (in dollars)	$ 21,000	$ 40,000	$ 10,000	$ 7,000					$ 36,000	$ 30,000
Vesting period			1 year						4 years
Number of shares authorized to be purchased									5,000
Number of shares granted					2,250	1,333	2,950	3,461	2,250	176
Outstanding options fully vested									1,000
Unrecognized stock compensation expense (in dollars)									43,000
Period for realization of unrecognized compensation		3 years 1 month 6 days							3 years 10 months 24 days
Assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation
Risk-free interest rate (as a percent)									0.93%	2.01%
Dividend yield (as a percent)									0.00%	0.00%
Expected life									5 years	4 years
Volatility (as a percent)									130.00%	106.10%
Options, Shares
Outstanding at beginning of year (in shares)								2,426	316	203
Granted (in shares)					2,250	1,333	2,950	3,461	2,250	176
Exercised (in shares)									0
Expired or forfeited (in shares)									(140)	(63)
Outstanding at end of period (in shares)								5,887	2,426	316
Exercisable at end of year (in shares)								4,637	1,176	316
Options, Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)								$ 53.6	$ 322	$ 514	$ 40	$ 228	$ 228	$ 440
Granted (in dollars per share)								$ 11.56	$ 40	$ 228
Exercised (in dollars per share)									$ 0
Expired or forfeited (in dollars per share)									$ 440	$ 682
Outstanding at end of period (in dollars per share)								$ 28.88	$ 53.6	$ 322	$ 40	$ 228	$ 228	$ 440
Weighted-average fair value of options granted during the year (in dollars per share)								$ 9.34	$ 34.2	$ 164
Options, Weighted-Average Remaining Contractual Term
Outstanding at end of year								4 years 6 months	4 years 9 months 18 days
Exercisable at end of year								4 years 7 months 6 days	4 years 8 months 12 days
Options, Aggregate Intrinsic Value
Outstanding at end of year (in dollars)								4,578	0
Exercisable at end of year (in dollars)								$ 4,578	$ 0

Stockholders' Equity (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011
Options Outstanding
Number of Options (in shares)	2,426
Options Exercisable
Number of Options (in shares)	1,176
$40.00
Stock options outstanding
Exercise price (in dollars per share)	$ 40
Options Outstanding
Number of Options (in shares)	2,250
Weighted Average Exercise Price (in dollars per share)	$ 40
Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Options Exercisable
Number of Options (in shares)	1,000
Weighted Average Exercise Price (in dollars per share)	$ 40
$228.00
Stock options outstanding
Exercise price (in dollars per share)	$ 228
Options Outstanding
Number of Options (in shares)	176
Weighted Average Exercise Price (in dollars per share)	$ 228
Weighted Average Remaining Contractual Life	3 years 8 months 12 days
Options Exercisable
Number of Options (in shares)	176
Weighted Average Exercise Price (in dollars per share)	$ 228

Gain on Settlement of Obligations (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009 Purchase Commitments tonne	Mar. 16, 2011 Purchase Commitments Inalco tonne Mg	Mar. 31, 2011 Purchase Commitments Inalco	Dec. 31, 2011 Purchase Commitments Inalco
Purchase Commitments
Number of units of D-tagatose agreed to be purchased by the entity (in metric tons)			25	8.5
Gain on settlement of obligations	$ 845,000	$ 845,000		$ 600,000	$ 600,000	$ 600,000

Gain on Settlement of Obligations (Details 2) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Jan. 31, 2011 Levins	Dec. 31, 2010 Levins
Related Party Transactions
Estimated liability prior to the agreement			$ 695,000	$ 695,000
Lump sum payment made			450,000
Gain on settlement of obligations	$ 845,000	$ 845,000	$ 245,000

Income Taxes (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income tax from operations, by jurisdiction
U.S. Federal income tax (expense) benefit		$ (13,000)	$ 118,000
State and local income tax (expense) benefit		(1,000)	15,000
Income tax (expense) benefit	(14,485)	(14,485)	133,194
Income tax from operations, current and deferred
Current income tax (expense) benefit		(14,000)	38,000
Deferred income tax (expense) benefit			95,000
Income tax (expense) benefit	(14,485)	(14,485)	133,194
Deferred tax assets
Deferred rent		19,000	32,000
Accrued vacation		39,000	33,000
Tax credit/grants		82,000	23,000
Deferred compensation			274,000
Net operating loss carryforward		15,922,000	13,912,000
Accrued bonus		154,000	165,000
Stock based compensation		25,000	41,000
Inventory adjustments			426,000
Accrued expenses		38,000	38,000
Other		5,000	27,000
Total deferred tax asset		16,284,000	14,971,000
Deferred tax liabilities
Property and equipment		(4,000)	(23,000)
Change in accounting method - accrued bonus		(20,000)	(41,000)
Deferred tax liabilities		(24,000)	(64,000)
Valuation allowance		(16,260,000)	(14,907,000)
Net deferred tax asset		0
U.S. federal
Operating loss carryforwards
Gross operating loss carryforwards		39,000,000	33,900,000
State
Operating loss carryforwards
Gross operating loss carryforwards		$ 49,900,000	$ 44,600,000

Income Taxes (Details 2) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2010 item	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 item
Income Taxes
Statutory federal rate (as a percent)			34.00%	34.00%
Reconciliation between actual tax benefits and taxes computed at the statutory federal rate
U.S. Federal income tax benefit at the statutory rate of 34%			$ 1,172,000	$ 2,675,000
Effect of permanent differences			(10,000)	(7,000)
Effect of permanent differences - Government Grant			4,000	51,000
State income taxes benefit, net of federal tax benefit			251,000	424,000
Other			(79,000)
Change in valuation allowance			(1,352,000)	(3,010,000)
Income tax (expense) benefit		(14,485)	(14,485)	133,194
Other disclosure
Number of grants awarded under Qualifying Therapeutic Discovery Project	2			2
Amount received related to QTDP Grant				270,000
Income tax benefit (expense) associated with the realization or "monetization" of prior-period tax attributes			$ (14,000)	$ 133,000

Commitments and Contingencies (Details) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009 Purchase Commitments tonne	Dec. 31, 2010 Purchase Commitments	Mar. 16, 2011 Purchase Commitments Inalco Mg tonne	Mar. 31, 2011 Purchase Commitments Inalco	Dec. 31, 2011 Purchase Commitments Inalco
Purchase Commitments
Number of units of D-tagatose agreed to be purchased by the entity (in metric tons)					25		8.5
Amount written off under purchase agreement					$ 1,100,000
Purchase obligation paid					500,000
Purchase commitment			600,000			600,000
Gain on settlement of obligations	845,000	845,000					600,000	600,000	600,000
Leases
2012		159,000
2013		40,000
Future minimum payments		199,000
Lease incentives provided on leasehold improvements				150,000
Operating lease rental expenses		$ 129,000	$ 140,000

Commitment and Contingencies (Details 2) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Jan. 31, 2011 Levins	Dec. 31, 2011 Levins	Dec. 31, 2010 Levins	Jan. 04, 2006 Dr. Gilbert V. Levin	Aug. 14, 2008 Mrs. M. Karen Levin
Related Party Transactions
Lifetime payments agreed to provide for each quarter						$ 12,500	$ 12,500
Estimated lifetime payments					450,000
Funding of long-term lifetime healthcare and health insuance policies					245,000
Post-retirement benefits paid				24,000	141,000
Estimated liability prior to the agreement			695,000		695,000
Lump sum payment made			450,000
Gain on settlement of obligations	$ 845,000	$ 845,000	$ 245,000

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010
Employee Benefit Plans
Age to be attained to participate in retirement plan	21 years
Period of completed service to participate in retirement plan	1 year
Minimum number of hours to be worked by employee to be eligible under the plan	1,000
Employer contribution (as a percent)	50.00%
Employer contribution on participant's eligible compensation (as a percent)	2.50%
Company contribution, net of forfeitures	$ 18,000	$ 18,000

Information by Business Segment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 item
Information by Business Segment
Number of operating segments	1	1

Subsequent Events (Details) (USD $)	0 Months Ended		1 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended				0 Months Ended		1 Months Ended		3 Months Ended						0 Months Ended		0 Months Ended	1 Months Ended					1 Months Ended		0 Months Ended
	Jan. 19, 2011	Oct. 07, 2010	Mar. 31, 2012	Feb. 29, 2012	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Oct. 08, 2012	Dec. 31, 2010	Oct. 08, 2012 Minimum	Oct. 31, 2011 Rodman & Renshaw, LLC	Jan. 31, 2011 Rodman & Renshaw, LLC	Oct. 31, 2010 Rodman & Renshaw, LLC	Oct. 07, 2010 Rodman & Renshaw, LLC	Sep. 21, 2012 Subsequent event	Apr. 02, 2012 Subsequent event	Nov. 30, 2012 Subsequent event item	Mar. 31, 2012 Subsequent event	Dec. 31, 2012 Subsequent event	Nov. 07, 2012 Subsequent event	Oct. 08, 2012 Subsequent event	Aug. 14, 2012 Subsequent event item	Dec. 31, 2011 Subsequent event	Dec. 31, 2010 Subsequent event	Dec. 03, 2012 Subsequent event Maximum	Nov. 30, 2012 Subsequent event Maximum	Oct. 08, 2012 Subsequent event Minimum	Nov. 30, 2012 Subsequent event Dr. Claire L. Kruger	Nov. 30, 2012 Subsequent event Mr. Clayton	Nov. 30, 2012 Subsequent event Other departing employees	Nov. 30, 2012 Subsequent event Dr. Lodder	Nov. 30, 2012 Subsequent event 2012 Equity Incentive Plan	Feb. 29, 2012 Subsequent event Securities purchase agreement Rodman & Renshaw, LLC	Feb. 29, 2012 Subsequent event Securities purchase agreement Rodman & Renshaw, LLC Maximum	Feb. 29, 2012 Subsequent event Forecast	Feb. 02, 2012 Subsequent event Forecast Securities purchase agreement	Feb. 02, 2012 Subsequent event Forecast Securities purchase agreement Maximum
Subsequent Events
Number of shares of common stock issued	21,345				26,628													483,657																			53,241
Number of shares of common stock under warrants issued	10,673	10,500			26,628							799	640	630				483,657																	1,597			10,648
Gross proceeds from issuance of common stock and warrants	$ 2,770,000				$ 1,250,000																																$ 1,150,000
Number of common shares under each unit sold	1				1																																1
Number of common shares under each warrant	0.5				1																																0.2
Purchase price per unit (in dollars per share)	$ 130				$ 47.4													$ 6.53																			$ 21.6
Period after issuance date after which warrants are exercisable																																		6 months			6 months
Warrants exercise price (in dollars per share)	$ 160	$ 300			$ 44.8							$ 59	$ 163		$ 312.6						$ 6.53													$ 27			$ 28
Net proceeds from issuance of common stock	2,600,000				1,100,000	1,055,353	2,545,349	3,700,552																												1,100,000	1,100,000
Estimated fair value of warrants at the date of grant												25,000	42,000	49,000																				19,000
Term of Lease			5 years																5 years
Base annual rent																	152,500
Percentage of annual increase in base annual rent						3.00%											3.00%
Number of private offerings of securities																							1
Reverse stock split, exchange ratio																20
Common stock, par value (in dollars per share)						$ 0.0001		$ 0.0001	$ 0.01	$ 0.0001						$ 0.01		$ 0.0001				$ 0.01
Common stock, outstanding shares prior to reverse stock split								3,094,961		2,135,588
Common stock, outstanding shares after reverse stock split						208,207		155,150		107,182														154,749	106,781
Net proceeds in a private placement of common stock and warrants				1,100,000														2,300,000
Common stock, sale price per share																		$ 5.324
Warrants exercisable period (in years)																		5 years
Investors participation right in future debt or equity offerings of entity (as a percent)																		100.00%
Period after closing of private placement for investor's participation right in future debt or equity offerings of entity (in years)																		2 years
Common stock, traded price (in dollars per share)											$ 1																	$ 1
Number of consecutive business days for which entity's share price traded above $1.00 per share																												10 days
The number of Board of Directors members																		8
Percentage of common stockholders authorized to approve specific actions																		70.00%
Common stock, shares authorized						50,000,000		50,000,000		50,000,000								50,000,000
Preferred stock, shares authorized						5,000,000		5,000,000		5,000,000								5,000,000
Preferred stock, par value (in dollars per share)						$ 0.01		$ 0.01		$ 0.01								$ 0.0001
Shares of common stock that may be issued																																	125,000
Number of shares of common stock issuable upon exercise of Series B Warrants issued in a private placement B Warrants																					483,657						483,657
Nominal consideration																										1,000
Loss on sale of subsidiary																				1,300,000
Bonus paid																													143,000
Severance																													286,000
Severance costs payable																														212,180	211,000
Bonus payable																														$ 74,263	$ 82,000	$ 93,359